                                             NEW YORK LIFE INVESTMENT MANAGEMENT
                                                             INSTITUTIONAL FUNDS
                                                           (INSTITUTIONAL CLASS)




P R O S P E C T U S



                                                                   MARCH 1, 2002





PRIME CASH FUND

U.S. GOVERNMENT CASH FUND

TREASURY CASH FUND






Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.


[NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

      CONTENTS

  3      Investment Objectives, Principal Investment Strategies and
         Principal Risks:
         An Overview
  4      New York Life Investment Management Institutional Prime Cash
         Fund
  8      New York Life Investment Management Institutional U.S.
         Government Cash Fund
 12      New York Life Investment Management Institutional Treasury
         Cash Fund
 16      More About Investment Strategies
 18      Shareholder Guide
         How to Open an Account
         Investment Minimums
         Buying, Selling and Exchanging Fund Shares
         General Policies
         Medallion Signature Guarantee
         Determining the Funds' Share Prices (NAV) and the Valuation
           of Securities
         Fund Earnings and Tax Consequences
 23      The Manager
 24      Financial Highlights

                      [This page intentionally left blank]

Investment Objectives, Principal Investment Strategies and Principal Risks:

An Overview

This Prospectus discusses three money market mutual funds (the "Funds") that seek to maintain a stable net asset value of $1.00 per share. Each Fund offers two classes of shares. This Prospectus describes the Institutional Class shares. The Funds are managed by New York Life Investment Management LLC ("NYLIM"), which is responsible for the day-to-day portfolio management of each Fund. Each Fund pursues somewhat different strategies to achieve its investment objective, but under normal market conditions, each Fund invests primarily in high-quality, short-term money market instruments. The primary differences between the Funds are reflected in the chart below.

          FUND                PRIMARY INVESTMENTS           PRINCIPAL RISKS
Prime Cash Fund            High-quality bank           Income risk
                           obligations, commercial     Credit risk
                           paper, loans to U.S. and    Derivatives risk
                           foreign issuers and to      Risk of investing in U.S.
                           foreign branches of U.S.    dollar-denominated foreign
                           banks (Eurodollars)         securities
                           variable rate notes,
                           floaters, asset-backed
                           securities
U.S. Government Cash Fund  Securities issued by the    Income risk
                           U.S. Government or its      Credit risk
                           agencies and
                           instrumentalities
Treasury Cash Fund         Securities issued by the    Income risk
                           U.S. Government

NOT INSURED, YOU MAY LOSE MONEY

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in a Fund.

MORE INFORMATION

The next section of this Prospectus gives you more detailed information about the investment objective, policies, principal investment strategies, risks and expenses of each Fund offered in this Prospectus. Please review it carefully.

New York Life Investment Management Institutional Prime Cash Fund

The Prime Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality, short-term securities denominated in U.S. dollars that generally mature in 397 days (13 months) or less. The dollar-weighted average portfolio maturity will not exceed 90 days. The securities in which the Fund invests may include:

- obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,

- bank and bank holding company obligations such as CDs and bankers' acceptances,

- commercial paper (short-term unsecured loans to corporations),

- loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks, such as negotiable CDs, also known as Eurodollar CDs,

- time deposits,

- REPURCHASE AGREEMENTS, and

- corporate debt securities.

With respect to securities other than U.S. Government securities, under normal conditions, the Fund will invest in securities that, at the time of purchase:

- have received one of the two highest short-term ratings from two nationally recognized statistical ratings organizations ("NRSRO"), if rated by two NRSROs;

- have received one of the two highest short-term ratings from one NRSRO, if rated by only one NRSRO;

- are unrated, but are determined to be of comparable quality by NYLIM; or

4
---------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

                                                                 PRIME CASH FUND



- have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of comparable quality by NYLIM.

The Fund may also invest in variable rate notes, floaters and asset-backed securities, and may purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer will fail to pay interest and principal on time.

Because the Fund invests in U.S. dollar-denominated foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These may include:

- political and economic instability,

- less publicly available information about issuers, and

- changes in U.S. or foreign tax or currency laws.

The Fund's principal investments include derivatives such as variable rate notes, floaters and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce (hedge) the risk of loss of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives if NYLIM incorrectly anticipates changes in
                                                                               5

PRIME CASH FUND


interest rates or market conditions. With respect to asset-backed securities, if interest rates fall, the underlying debt may be paid off, thereby reducing the value of the Fund's investments.

PERFORMANCE

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call toll free 1-866-227-4695.

                                                                 PRIME CASH FUND


FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

                        SHAREHOLDER FEES                           INSTITUTIONAL
           (fees paid directly from your investment)                   CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                   None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                       None

  Exchange Fee                                                          None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                                     .20%

  Distribution (12b-1) Fees                                             None

  Other Expenses                                                        .00%

  Total Annual Fund Operating Expenses(1)                               .20%

(1) The Management fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund are estimated to be through October 31, 2002 as set forth below. The fee waiver may be terminated at any time without notice.

                                                                            INSTITUTIONAL
                                                                                CLASS

                    Management Fee                                               .05%

                    Distribution (12b-1) Fees                                    None

                    Other Expenses                                               .00%

                    Total Annual Fund Operating Expenses                         .05%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                     INSTITUTIONAL
  Expenses after       CLASS(1)

   1 Year                 $20

   3 Years                $64

(1) Does not reflect fee waiver.

U.S. GOVERNMENT CASH FUND

---------------------------
U.S. GOVERNMENT SECURITIES are high-quality securities issued by or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These securities may be backed by (i) the full faith and credit of the U.S. Treasury, or (ii) the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

---------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

New York Life
Investment Management
Institutional U.S.
Government Cash Fund

The U.S. Government Cash Fund's investment objective is to provide current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in direct short-term U.S. GOVERNMENT SECURITIES, including obligations of the U.S. Treasury, U.S. agencies and U.S. instrumentalities. The Fund may also engage in REPURCHASE AGREEMENTS that are fully collateralized by U.S. Treasury or agency securities. The Fund may purchase U.S. Treasury or agency securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

While principal and interest may be guaranteed on certain securities, the market value of the securities is not guaranteed.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS
An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a

                                                       U.S. GOVERNMENT CASH FUND


sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer of a security will fail to pay interest and principal on time.

PERFORMANCE

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call toll free 1-866-227-4695.

U.S. GOVERNMENT CASH FUND


FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

                        SHAREHOLDER FEES                           INSTITUTIONAL
           (fees paid directly from your investment)                   CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                   None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                       None

  Exchange Fee                                                          None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                                     .20%

  Distribution (12b-1) Fees                                             None

  Other Expenses                                                        .00%

  Total Annual Fund Operating Expenses(1)                               .20%

(1) The Management fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund are estimated to be through October 31, 2002 as set forth below. The fee waiver may be terminated at any time without notice.

                                                                            INSTITUTIONAL
                                                                                CLASS

                    Management Fee                                               .05%

                    Distribution (12b-1) Fees                                    None

                    Other Expenses                                               .00%

                    Total Annual Fund Operating Expenses                         .05%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                     INSTITUTIONAL
  Expenses after       CLASS(1)

   1 Year                 $20

   3 Years                $64

(1) Does not reflect fee waiver.

                      [This page intentionally left blank]

New York Life Investment Management Institutional Treasury Cash Fund

The Treasury Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in high-quality, short-term securities that generally mature in 397 days (13 months) or less. The securities in which the Fund invests may include: Treasury bills, notes and other direct obligations of the U.S. Treasury ("U.S. Treasury securities"), and REPURCHASE AGREEMENTS that are fully collateralized by U.S. Treasury securities. The Fund may also purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions.

12
------------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

                                                              TREASURY CASH FUND


The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline.

PERFORMANCE

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call toll free 1-866-227-4695.

TREASURY CASH FUND


FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES                                              INSTITUTIONAL
  (fees paid directly from your investment)                         CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                    None

  Exchange Fee                                                       None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                                  .20%

  Distribution (12b-1) Fees                                          None

  Other Expenses                                                     .00%

  Total Annual Fund Operating Expenses(1)                            .20%

(1) The Management fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund are estimated to be through October 31, 2002 as set forth below. The fee waiver may be terminated at any time without notice.

                                                        INSTITUTIONAL
                                                            CLASS

Management Fee                                               .05%

Distribution (12b-1) Fees                                    None

Other Expenses                                               .00%

Total Annual Fund Operating Expenses                         .05%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                     INSTITUTIONAL
  EXPENSES AFTER       CLASS(1)

  1 Year                  $20

  3 Years                 $64

(1) Does not reflect fee waiver.

                      [This page intentionally left blank]

More About Investment Strategies

The information below describes in greater detail the investments, investment practices and other risks pertinent to the Funds. Not all Funds invest in the securities or engage in the investment practices described below.

MONEY MARKET SECURITIES

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Money market securities include commercial paper, bankers' acceptances, repurchase agreements, government securities, certificates of deposit, and other highly liquid securities. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put or call features, which have the effect of shortening the security's maturity.

U.S. GOVERNMENT SECURITIES

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government. The payment of interest and principal on some of these securities is backed by the full faith and credit of the U.S. Government. The payment of interest and principal on securities issued by agencies and instrumentalities, which include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation, may be backed by the right to borrow from the U.S. Treasury or by the agency itself. While principal and interest may be guaranteed by the U.S. Government, government agencies or other guarantors, the market value of such securities is not guaranteed.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

A Fund may invest in securities that are backed by mortgages or other assets (to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940). Mortgage-backed and asset-backed securities are securities that derive their value from underlying pools of loans.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed-upon price. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a broker-dealer or bank, in return for cash and agrees to repurchase the instrument at a particular price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund invested in these instruments is exposed to the risk that a counterparty may default on its obligation to purchase or deliver the securities subject to the agreement, as the case may be. In such an instance, the Fund may encounter delays and incur costs before being able to sell the security or collect on collateral. Delays may involve loss of interest or decline in price of the obligation and could adversely affect the value of a Fund's net asset value. In addition, reverse repurchase agreements are essentially borrowings, so a Fund's ability to invest in these instruments is restricted by the Fund's fundamental investment policy limiting all borrowings to no more than one-third of its total assets.

DERIVATIVE SECURITIES

Ownership of derivative securities allows the purchaser to receive payments of principal and/or interest on underlying securities. There are many types of derivatives, including derivatives in which the interest rate is determined by an index, a swap agreement, or some other formula. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause a Fund's shareholders to lose money. However, a Fund will invest in derivatives only when these securities are judged consistent with a Fund's investment objective.

VARIABLE RATE NOTES

Variable rate notes are securities that are payable on demand and bear interest at a rate tied to a reference, or "base rate." The rate on the note is reset upward or downward each time the base rate changes.

FLOATING RATE NOTES

Floating rate notes are debt instruments with a variable interest rate. Interest adjustments are made on a fixed schedule, typically every six months. The interest rate on floating rate notes is tied to a reference rate, such as a money market or Treasury bill rate.

FOREIGN SECURITIES

Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities also may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

18

                            Shareholder

                            Guide

INVESTMENT MINIMUMS

  INITIAL INVESTMENT                                                                   ADDITIONAL INVESTMENTS
  $10 million dollars                                                                              No minimum

OPENING YOUR ACCOUNT

                              HOW                                           DETAILS

  BY WIRE:         Before wiring funds, call   * The Funds must receive your order and Fed Funds wire by 5:00
                   NYLIM Service Company toll    p.m. eastern time in order for you to receive that day's
                   free at 1-866-CASHNYL         dividend. In addition, the New Account Application must be
                   (1-866-227-4695) between      forwarded to NYLIM via overnight mail.
                   8:00 a.m. - 6:00 p.m.
                   eastern time on any
                   business day to obtain an
                   account number and place
                   your initial order. Then
                   send your investment via
                   Fed Funds wire to:
                   Bank of New York
                   ABA: #021000018
                   New York Life Investment
                   Management Institutional
                   Funds
                   (DDA #8900403551)
                   Fund Name and Share Class
                   Your Account Number
                   Name(s) of Account Owner
                   And--Overnight your New
                   Account Application to:
                   New York Life Investment
                   Management Institutional
                   Funds
                   NYLIM Center
                   169 Lackawanna Avenue
                   Parsippany, New Jersey
                   07054

  BY CHECK:        Send your completed New     * Make check payable to New York Life Investment Management
                   Account Application and       Institutional Funds (third-party checks generally will not be
                   check to:                     accepted).
                   New York Life Investment    * Investments by check will become effective on the day the
                   Management Institutional      remittance is converted into Fed Funds.
                   Funds                       * Investments by check normally will be converted to Fed Funds
                   c/o BFDS                      within 2 business days following receipt.
                   66 Brooks Drive
                   Braintree, MA 02184

                                                                              19
                                                               SHAREHOLDER GUIDE

PURCHASING ADDITIONAL SHARES

                              HOW                                           DETAILS

  BY WIRE:         Call NYLIM Service Company  * The Funds must receive your order and Fed Funds wire by 5:00
                   toll free at 1-866-           p.m. eastern time in order for you to receive that day's
                   CASHNYL (1-866-227-4695)      dividend.
                   between 8:00 a.m. - 6:00
                   p.m. eastern time on any
                   business day to place your
                   order, then send your
                   investment via Fed Funds
                   wire to:
                   Bank of New York
                   ABA: #021000018
                   New York Life Investment
                   Management Institutional
                   Funds (DDA #8900403551)
                   Fund Name and Share Class
                   Your Account Number
                   Name(s) of Account Owner

  BY CHECK:        Send check to:              * Make check payable to New York Life Investment Management
                   New York Life Investment      Institutional Funds (third-party checks generally will not be
                   Management Institutional      accepted).
                   Funds                       * Investments by check will become effective on the day the
                   c/o BFDS                      remittance is converted into Fed Funds.
                   66 Brooks Drive             * Investments by check normally will be converted to Fed Funds
                   Braintree, MA 02184           within 2 business days following receipt.

20
SHAREHOLDER GUIDE

SELLING SHARES

                              HOW                                           DETAILS

  BY WIRE:         Call NYLIM Service Company  * To qualify for wire redemptions, you must have completed the
                   at 1-866-CASH NYL             appropriate section of the New Account Application providing
                   (1-866-227-4695) between      valid bank account information. A Medallion signature guarantee
                   8:00 a.m. - 6:00 p.m.         may be required for redemption proceeds sent to a third party
                   eastern time on any           or a bank not previously established on the account.
                   business day.               * To redeem shares and have wires sent "same day," we must receive your call by 5:00 p.m. eastern time. You will receive the previous day's dividend.
                                               * Calls received after 5:00 p.m. eastern time will receive the current day's dividend and funds will be wired the morning of the following business day.

  BY CHECK:        Call NYLIM Service Company  * Calls received after 5:00 p.m. eastern time will receive the
                   at 1-866-CASH NYL             current day's dividend. Shares will be redeemed the following
                   (1-866-227-4695) between      business day and a check will be mailed the next business day.
                   8:00 a.m. - 6:00 p.m.       * A written request may be required if the address of record has
                   eastern time on any           been changed during the previous 30 days.
                   business day to request a
                   redemption. You will
                   receive the previous day's
                   dividend and proceeds will
                   generally be mailed to the
                   address of record the
                   following business day.

                                                               SHAREHOLDER GUIDE
                                                                              21

EXCHANGES
You may exchange shares between Funds. Exchanges will be based upon each Fund's NAV per share next computed following receipt of your instructions. To initiate an exchange, call NYLIM Service Company toll free at 1-866-CASHNYL (1-866-227-4695) before 5:00 p.m. eastern time. Calls received after 5:00 p.m. eastern time will receive the current day's dividend and the exchange will take place the next business day.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to pay certain redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

GENERAL POLICIES

The following policies apply to purchases and redemptions:

- The Fund may, at its discretion, accept investment amounts smaller than the stated minimum.

- The Fund does not issue shares in certificated form.

- You must purchase shares in U.S. dollars with funds drawn on a U.S. bank.

- Except under certain conditions, we do not accept third-party checks and reserve the right to limit the number of checks received.

- If your check does not clear, your order will be canceled and you will be liable for any losses or fees we incur as a result.

- Wires are not accepted when the New York Stock Exchange or banks are closed.

- If you buy shares by check and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date of the purchase to allow the check to clear.

- A MEDALLION SIGNATURE GUARANTEE may be required for redemption proceeds sent to a third party or a bank not previously established on the account.

In the interest of all shareholders, we reserve the right to:

- Reject your order to buy or redeem your Fund shares if your order is incomplete or incorrect (particularly if you have failed to include valid taxpayer identification information).

- Suspend offering shares or reject purchase orders when, in management's judgement, it is in a Fund's best interest to do so.

MEDALLION SIGNATURE GUARANTEES
To protect your account, each Fund and the Transfer Agent from fraud, Medallion signature guarantees are required to enable a Fund to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for redemptions of $100,000 or more for an account, and for share transfer requests. Medallion signature guarantees may be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program ("STAMP"), the Stock Exchange

SHAREHOLDER GUIDE
22

Medallion Program ("SEMP"), or the New York Stock Exchange Medallion Signature Program ("MSP"). Medallion signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact each Fund at 1-866-CASHNYL (1-866-277-4695) for further details.

DETERMINING THE FUNDS' SHARE PRICES (NAV)
Shares of each Fund are sold at net asset value per share ("NAV"). The NAV is determined by each Fund as of 5:00 p.m. eastern time on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt of a completed purchase or redemption request in good order. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets - liabilities/ # of shares issued and outstanding = NAV). The NAV takes into account the expenses and fees of each Fund, including management and shareholder servicing fees which are accrued daily.

Each Fund utilizes the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Funds of $1.00. However, there is no assurance that the $1.00 NAV per share will be maintained.

FUND EARNINGS AND TAX CONSEQUENCES

- Your earnings will be automatically reinvested in the same Fund.

- Dividends paid by a Fund will be taxable as ordinary income if you are not exempt from taxes. Such dividends are taxable whether you receive them in cash or reinvest them in more shares.

The Manager

New York Life Investment Management LLC ("NYLIM" or the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds' manager. In conformity with the stated policies of the Funds, NYLIM administers each Fund's business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board of Trustees of the Trust. The Manager commenced operations in April, 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds. As of December 31, 2001, the Manager and its affiliates managed approximately $150 billion in assets.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that are not the responsibility of the Funds, including the fees paid to The Bank of New York as the administrator and cash accountant.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, or Dividend Disbursing and/or Shareholder Servicing Agent.

Under the Management Agreement entered into by the Trust on behalf of each Fund, and the Manager, and in consideration for the services rendered by the Manager, each Fund pays the Manager a single, unitary fee that includes the cost of managing each Fund, administrative expenses, and all non-extraordinary expenses other than the fees and expenses of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (including counsel's fees). The rate of the unitary fee declines for all shareholders as each Fund's assets increase. The rate begins at an annual rate of .20% on average daily net assets of each Fund up to breakpoints at $1 billion, $2 billion, $3 billion, and $4 billion such that the fee charged on assets equal to or in excess of each breakpoint is .18%, .16%, .14% and .12%, respectively. The Manager may from time to time waive all or a portion of its Management Fee. Fee waivers may be terminated at any time without notice.

Financial Highlights

The financial highlights table is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Institutional Class share of a Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual reports, which are available upon request.

                                                            FINANCIAL HIGHLIGHTS

PRIME CASH FUND
(Selected per share data and ratios)

                                                               INSTITUTIONAL
                                                                   CLASS
                                                              ----------------
                                                               MAY 24, 2001*
                                                                  THROUGH
                                                              OCTOBER 31, 2001
                                                              ----------------
Net asset value at beginning of period......................      $   1.00
                                                                  --------
Net investment income.......................................          0.02
                                                                  --------
Less dividends from net investment income...................         (0.02)
                                                                  --------
Net asset value at end of period............................      $   1.00
                                                                  ========
Total investment return.....................................          1.56%(a)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................          3.47%+
  Net expenses..............................................          0.13%+
  Expenses (before waiver)..................................          0.21%+
Net assets at end of period (in 000's)......................      $447,297

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

       The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT CASH FUND
(Selected per share data and ratios)

                                                                INSTITUTIONAL
                                                                    CLASS
                                                              -----------------
                                                                MAY 24, 2001*
                                                                   THROUGH
                                                              OCTOBER 31, 2001
                                                              -----------------
Net asset value at beginning of period......................       $  1.00
                                                                   -------
Net investment income.......................................          0.02
                                                                   -------
Less dividends from net investment income...................         (0.02)
                                                                   -------
Net asset value at end of period............................       $  1.00
                                                                   =======
Total investment return.....................................          1.52%(a)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................          3.43%+
  Net expenses..............................................          0.14%+
  Expenses (before waiver)..................................          0.21%+
Net assets at end of period (in 000's)......................       $99,934

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

       The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                            FINANCIAL HIGHLIGHTS

TREASURY CASH FUND
(Selected per share data and ratios)

                                                               INSTITUTIONAL
                                                                   CLASS
                                                              ----------------
                                                               MAY 24, 2001*
                                                                  THROUGH
                                                              OCTOBER 31, 2001
                                                              ----------------
Net asset value at beginning of period......................      $  1.00
                                                                  -------
Net investment income.......................................         0.02
                                                                  -------
Less dividends from net investment income...................        (0.02)
                                                                  -------
Net asset value at end of period............................      $  1.00
                                                                  =======
Total investment return:....................................         1.48%(a)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................         3.33%+
  Net expenses..............................................         0.14%+
  Expenses (before waiver)..................................         0.21%+
Net assets at end of period (in 000's)......................      $99,936

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

       The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the Funds. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS
Annual and Semiannual reports provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

TO OBTAIN INFORMATION:
Write NYLIFE Distributors Inc., attn: NYLIM Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, call 1-866-CASHNYL (1-866-227-4695).

You can obtain information about the Funds (including the SAI ) by visiting the SEC's Public Relations Room in Washington, D.C. (phone 1-202-942-8090). You may visit the SEC's website at http://www.sec.gov or you may send your written request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS
SEC File Number: 811-10307

NYLIFE DISTRIBUTORS INC.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
Distributor of New York Life Investment
Management Institutional Funds
NYLIFE Distributors Inc. is an indirect
wholly-owned subsidiary of New York Life
Insurance Company.

                                                                    [NYLIM.LOGO]

[RECYCLE LOGO]

        More information about the Funds is available free upon request.

PRIME CASH FUND

U.S. GOVERNMENT CASH FUND

TREASURY CASH FUND






For more information call toll free 1-866-CASHNYL (1-866-227-4695) or visit our web site at www.nylim.com/institutionalfunds


[NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

--------------------------------------------------------------------------------
                                             NEW YORK LIFE INVESTMENT MANAGEMENT
                                                             INSTITUTIONAL FUNDS
                                                                 (SERVICE CLASS)




P R O S P E C T U S


                                                                   MARCH 1, 2002
--------------------------------------------------------------------------------



PRIME CASH FUND

U.S. GOVERNMENT CASH FUND

TREASURY CASH FUND



Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.




                 [NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

      CONTENTS

  3      Investment Objectives, Principal Investment Strategies and
         Principal Risks:
         An Overview
  4      New York Life Investment Management Institutional Prime Cash
         Fund
  8      New York Life Investment Management Institutional U.S.
         Government Cash Fund
 12      New York Life Investment Management Institutional Treasury
         Cash Fund
 16      More About Investment Strategies
 18      Shareholder Guide
         Shareholder Services Plan
         How to Open an Account
         Investment Minimums
         Buying, Selling and Exchanging Fund Shares
         Exchanging Redemptions-in-Kind
         General Policies
         Medallion Signature Guarantee
         Determining the Funds' Share Prices (NAV) and the Valuation
         of Securities
         Fund Earnings and Tax Consequences
 24      The Manager
 25      Financial Highlights

                      [This page intentionally left blank]

INVESTMENT OBJECTIVES,
PRINCIPAL INVESTMENT
STRATEGIES AND PRINCIPAL
RISKS:
AN OVERVIEW

This Prospectus discusses three money market mutual funds (the "Funds") that seek to maintain a stable net asset value of $1.00 per share. Each Fund offers two classes of shares. This Prospectus describes the Service Class shares. The Funds are managed by New York Life Investment Management LLC ("NYLIM"), which is responsible for the day-to-day portfolio management of each Fund. Each Fund pursues somewhat different strategies to achieve its investment objective, but under normal market conditions, each Fund invests primarily in high-quality, short-term money market instruments. The primary differences between the Funds are reflected in the chart below.

          Fund                Primary Investments           Principal Risks
Prime Cash Fund            High-quality bank           Income risk
                           obligations, commercial     Credit risk
                           paper, loans to U.S. and    Derivatives risk
                           foreign issuers and to      Risk of investing in U.S.
                           foreign branches of U.S.    dollar-denominated foreign
                           banks (Eurodollars)         securities
                           variable rate notes,
                           floaters, asset-backed
                           securities
U.S. Government Cash Fund  Securities issued by the    Income risk
                           U.S. Government or its      Credit risk
                           agencies and
                           instrumentalities
Treasury Cash Fund         Securities issued by the    Income risk
                           U.S. Government

NOT INSURED, YOU MAY LOSE MONEY

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, you could lose money by investing in a Fund.

MORE INFORMATION

The next section of this Prospectus gives you more detailed information about the investment objective, policies, principal investment strategies, risks and expenses of each Fund offered in this Prospectus. Please review it carefully.

4

NEW YORK LIFE
INVESTMENT MANAGEMENT
INSTITUTIONAL PRIME
CASH FUND

The Prime Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests in high-quality, short-term securities denominated in U.S. dollars that generally mature in 397 days (13 months) or less. The dollar-weighted average portfolio maturity will not exceed 90 days. The securities in which the Fund invests may include:

- obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities,

- bank and bank holding company obligations such as CDs and bankers' acceptances,

- commercial paper (short-term unsecured loans to corporations),

- loans to U.S. and foreign issuers and securities of foreign branches of U.S. banks, such as, negotiable CDs, also known as Eurodollar CDs,

- time deposits,

- REPURCHASE AGREEMENTS, and

- corporate debt securities.

With respect to securities other than U.S. Government securities, under normal conditions, the Fund will invest in securities that, at the time of purchase:

- have received one of the two highest short-term ratings from two nationally recognized statistical ratings organizations ("NRSRO"), if rated by two NRSROs;

- have received one of the two highest short-term ratings from one NRSRO, if rated by only one NRSRO;

- are unrated, but are determined to be of comparable quality by NYLIM; or

- have no short-term rating, but are rated in one of the top three highest long-term rating categories, or are determined to be of comparable quality by NYLIM.

------------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

                                                                               5
                                                                 PRIME CASH FUND

The Fund may also invest in variable rate notes, floaters and asset-backed securities, and may purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities, as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer will fail to pay interest and principal on time.

Because the Fund invests in U.S. dollar-denominated foreign securities, it can be subject to various risks of loss that are different from risks of investing in securities of U.S.-based issuers. These may include:

- political and economic instability,

- less publicly available information about issuers, and

- changes in U.S. or foreign tax or currency laws

The Fund's principal investments include derivatives such as variable rate notes, floaters and asset-backed securities. The Fund may use derivatives to try to enhance returns or reduce (hedge) the risk of loss of certain of its holdings. Regardless of the purpose, the Fund may lose money using derivatives if NYLIM incorrectly anticipates changes in interest rates or market conditions. With respect to asset-backed securities, if interest rates fall, the underlying debt may be paid off, thereby reducing the value of the Fund's investments.

6
PRIME CASH FUND

PERFORMANCE

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call toll free 1-866-227-4695.

                                                                               7
                                                                 PRIME CASH FUND

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

  SHAREHOLDER FEES                                               SERVICE
  (fees paid directly from your investment)                       CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                                None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                    None

  Exchange Fee                                                       None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                                  .20%

  Distribution (12b-1) Fees                                          None

  Other Expenses                                                     .25%

  Total Annual Fund Operating Expenses(1)                            .45%

(1) The Management Fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund are estimated to be through October 31, 2002 as set forth below. The fee waiver may be terminated at any time without notice.

                                                                  SERVICE
                                                                   CLASS

                    Management Fee                                  .05%

                    Distribution (12b-1) Fees                       None

                    Other Expenses                                  .25%

                    Total Annual Fund Operating Expenses            .30%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                     SERVICE
  EXPENSES AFTER    CLASS(1)

   1 Year             $ 46

   3 Years            $144

(1) Does not reflect fee waiver.

8

NEW YORK LIFE
INVESTMENT MANAGEMENT
INSTITUTIONAL U.S.
GOVERNMENT CASH FUND

The U.S. Government Cash Fund's investment objective is to provide current income consistent with stability of principal.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in direct short-term U.S. GOVERNMENT SECURITIES, including obligations of the U.S. Treasury, U.S. agencies and U.S. instrumentalities. The Fund may also engage in REPURCHASE AGREEMENTS that are fully collateralized by U.S. Treasury or agency securities. The Fund may purchase U.S. Treasury or agency securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

While principal and interest may be guaranteed on certain securities, the market value of the securities is not guaranteed.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments that are subject to repurchase agreements and in certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions or a

---------------------------
U.S. GOVERNMENT SECURITIES are high-quality securities issued by or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. These securities may be backed by (i) the full faith and credit of the U.S. Treasury, or (ii) the right to borrow from the U.S. Treasury, or the agency or instrumentality issuing or guaranteeing the security.

---------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

                                                       U.S. GOVERNMENT CASH FUND

sudden collapse in the creditworthiness of an issuer once believed to be of high quality.

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline. The Fund is also subject to credit risk, which is the risk that the issuer of a security will fail to pay interest and principal on time.

PERFORMANCE

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call toll free 1-866-227-4695.

10

U.S. GOVERNMENT CASH FUND

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

                        SHAREHOLDER FEES                        SERVICE
           (fees paid directly from your investment)             CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                             None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                 None

  Exchange Fee                                                    None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                               .20%

  Distribution (12b-1) Fees                                       None

  Other Expenses                                                  .25%

  Total Annual Fund Operating Expenses(1)                         .45%

(1) The Management Fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, "Management Fees", "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund are estimated to be through October 31, 2002 as set forth below. The fee waiver may be terminated at any time without notice.

                                                                    SERVICE
                                                                     CLASS

         Management Fee                                               .05%

         Distribution (12b-1) Fees                                    None

         Other Expenses                                               .25%

         Total Annual Fund Operating Expenses                         .30%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                     SERVICE
  EXPENSES AFTER    CLASS(1)

  1 Year               $46

  3 Years             $144

(1) Does not reflect fee waiver.

                      [This page intentionally left blank]

12

NEW YORK LIFE
INVESTMENT MANAGEMENT
INSTITUTIONAL TREASURY
CASH FUND

The Treasury Cash Fund's investment objective is to seek a high level of current income while preserving capital and maintaining liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund invests at least 80% of its total assets in high-quality, short-term securities that generally mature in 397 days (13 months) or less. The securities in which the Fund invests may include: Treasury bills, notes and other direct obligations of the U.S. Treasury ("U.S. Treasury securities"), and REPURCHASE AGREEMENTS that are fully collateralized by U.S. Treasury securities. The Fund may also purchase U.S. Treasury securities on a "when-issued" basis and purchase them or sell them on a "forward-commitment" basis.

The value of investments of the Fund is determined by using the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less. Upon satisfying certain conditions of Rule 2a-7, the Fund may invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities as long as NYLIM reasonably expects that at any time up to final maturity, or until the Fund can demand payment of principal, the market value of the security will approximate amortized cost. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

PRINCIPAL RISKS

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money while investing in the Fund. This could occur because of highly unusual market conditions.

------------------------------
A REPURCHASE AGREEMENT is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed upon price that reflects interest.

                                                                              13
                                                              TREASURY CASH FUND

The Fund is subject to income risk, which is the risk that falling short-term interest rates will cause the Fund's income to decline.

PERFORMANCE

Because the Fund commenced investment operations in May of 2001, no performance figures reflecting the Fund's performance over a full calendar year were available as of the date of this Prospectus.

For current yield information, call toll free 1-866-227-4695.

14
TREASURY CASH FUND

FEES AND EXPENSES OF THE FUND

The table below describes the estimated fees and expenses that you may pay if you buy and hold shares of the Fund.

                        SHAREHOLDER FEES                        SERVICE
           (fees paid directly from your investment)             CLASS

  Maximum Sales Charge (Load) Imposed on Purchases of Shares
  (as a percentage of offering price)                             None

  Maximum Deferred Sales Charge (Load) Imposed on Sales of
  Shares (as a percentage of redemption proceeds)                 None

  Exchange Fee                                                    None

  ANNUAL FUND OPERATING EXPENSES
  (expenses that are deducted from Fund assets)

  Management Fee(1)                                               .20%

  Distribution (12b-1) Fees                                       None

  Other Expenses                                                  .25%

  Total Annual Fund Operating Expenses(1)                         .45%

(1) The Management Fee charged on average daily net assets declines as follows:
    .18% on assets equal to or in excess of $1 billion, .16% on assets equal to or in excess of $2 billion, .14% on assets equal to or in excess of $3 billion, and .12% on assets equal to or in excess of $4 billion. The Manager may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, "Management Fees," "Other Expenses" and "Total Annual Fund Operating Expenses" of the Fund are estimated to be through October 31, 2002 as set forth below. The fee waiver may be terminated at any time without notice.

                                                            SERVICE
                                                             CLASS

         Management Fee                                       .05%

         Distribution (12b-1) Fees                            None

         Other Expenses                                       .25%

         Total Annual Fund Operating Expenses                 .30%

EXAMPLE
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and reflects what you would pay if you close your account at the end of each of the time periods shown. The Example also assumes that your investment has a 5% return each year and that the Fund operating expenses remain the same. Your actual costs may be higher or lower than those shown.

                     SERVICE
  EXPENSES AFTER    CLASS(1)

   1 Year             $ 46

   3 Years            $144

(1) Does not reflect fee waiver.

                      [This page intentionally left blank]

16

MORE ABOUT INVESTMENT
STRATEGIES

The information below describes in greater detail the investments, investment practices and other risks pertinent to the Funds. Not all Funds invest in the securities or engage in the investment practices described below.

MONEY MARKET SECURITIES

Money market securities are high-quality, short-term securities that pay a fixed, variable, or floating interest rate. Money market securities include commercial paper, bankers' acceptances, repurchase agreements, government securities, certificates of deposit, and other highly liquid securities. Securities are often specifically structured so that they are eligible investments for a money market fund. For example, in order to satisfy the maturity restrictions for a money market fund, some money market securities have demand or put or call features, which have the effect of shortening the security's maturity.

U.S. GOVERNMENT SECURITIES

U.S. Government securities are high-quality securities issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government. The payment of interest and principal on some of these securities is backed by the full faith and credit of the U.S. Government. The payment of interest and principal on securities issued by agencies and instrumentalities, which include, among others, the Federal Home Loan Bank, the Federal National Mortgage Association, and the Federal Home Loan Mortgage Corporation, may be backed by the right to borrow from the U.S. Treasury or by the agency itself. While principal and interest may be guaranteed by the U.S. Government, government agencies or other guarantors, the market value of such securities is not guaranteed.

ASSET-BACKED AND MORTGAGE-BACKED SECURITIES

A Fund may invest in securities that are backed by mortgages or other assets (to the extent permitted by Rule 2a-7 under the Investment Company Act of 1940). Mortgage-backed and asset-backed securities are securities that derive their value from underlying pools of loans.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS

A repurchase agreement is an agreement to buy a security at one price and a simultaneous agreement to sell it back later at an agreed-upon price. In a reverse repurchase agreement, a Fund sells a portfolio instrument to another party, such as a broker-dealer or bank, in return for cash and agrees to repurchase the instrument at a particular price and time. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. A Fund invested in these instruments is exposed to the risk that a counterparty may default on its obligation to purchase or deliver the securities subject to the agreement, as the case may be. In such an instance, the Fund may encounter delays and incur costs before being able to sell the security or collect on collateral. Delays may involve loss of interest or decline in price of the obligation and could adversely affect the value of a Fund's net asset value. In addition, reverse repurchase agreements are essentially borrowings, so a Fund's ability to invest in these instruments is restricted by the Fund's fundamental investment policy limiting all borrowings to no more than one-third of its total assets.

DERIVATIVE SECURITIES

Ownership of derivative securities allows the purchaser to receive payments of principal and/or interest on underlying securities. There are many types of derivatives, including derivatives in which the interest rate is determined by an index, a swap agreement, or some other formula. Derivative securities are subject to certain structural risks that, in unexpected circumstances, could cause a Fund's shareholders to lose money. However, a Fund will invest in derivatives only when these securities are judged consistent with a Fund's investment objective.

VARIABLE RATE NOTES

Variable rate notes are securities that are payable on demand and bear interest at a rate tied to a reference, or "base rate." The rate on the note is reset upward or downward each time the base rate changes.

FLOATING RATE NOTES

Floating rate notes are debt instruments with a variable interest rate. Interest adjustments are made on a fixed schedule, typically every six months. The interest rate on floating rate notes is tied to a reference rate, such as a money market or Treasury bill rate.

FOREIGN SECURITIES

Foreign investments could be more difficult to sell than U.S. investments. They also may subject the Fund to risks different from investing in domestic securities. Investments in foreign securities involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities also may be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders.

18

SHAREHOLDER
GUIDE

SHAREHOLDER SERVICES PLAN

The Board of Trustees of the Trust has adopted a Shareholder Services Plan with respect to the Service Class Shares. Under the terms of the Shareholder Services Plan, each Fund's Service Class Shares are authorized to pay NYLIM, as compensation for services rendered by NYLIM, its affiliates or independent third-party service providers, to the Shareholders of the Service Class Shares of each Fund, a Shareholder Service Fee at the rate of .25% on an annualized basis of average daily net assets of the Service Class Shares of each Fund.

Each Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers, Inc. for services provided to shareholders of the Service Class Shares of each Fund. These fees are for personal services, including assistance in establishing and maintaining Service Class shareholder accounts and assisting Service Class shareholders who have questions or other needs relating to their accounts.

                                                                              19
                                                               SHAREHOLDER GUIDE

INVESTMENT MINIMUMS

  INITIAL INVESTMENT                                                        ADDITIONAL INVESTMENTS
  $10 million dollars                                                             No minimum

OPENING YOUR ACCOUNT

                          HOW                                       DETAILS

  BY WIRE:    Before wiring funds, call     * The Funds must receive your order and Fed Funds wire
              NYLIM Service Company toll      by 5:00 p.m. eastern time in order for you to receive
              free at 1-866-CASHNYL           that day's dividend. In addition, the New Account
              (1-866-227-4695) between        Application must be forwarded to NYLIM via overnight
              8:00 a.m. - 6:00 p.m.           mail.
              eastern time on any business
              day to obtain an account
              number and place your
              initial order. Then send
              your investment via Fed
              Funds wire to:
              Bank of New York
              ABA: #021000018
              New York Life
              Investment Management
              Institutional Funds
              (DDA #8900403551)
              Fund Name and Share Class
              Your Account Number
              Name(s) of Account Owner
              And--Overnight your New
              Account Application to:
              New York Life
              Investment Management
              Institutional Funds
              NYLIM Center
              169 Lackawanna Avenue
              Parsippany, New Jersey 07054

  BY CHECK:   Send your completed New       * Make check payable to New York Life Investment
              Account Application and         Management Institutional Funds (third-party checks
              check to:                       generally will not be accepted).
              New York Life                 * Investments by check will become effective on the day
              Investment Management           the remittance is converted into Fed Funds.
              Institutional Funds           * Investments by check normally will be converted to
              c/o BFDS                        Fed Funds within 2 business days following receipt.
              66 Brooks Drive
              Braintree, MA 02184

20
SHAREHOLDER GUIDE

PURCHASING ADDITIONAL SHARES

                          HOW                                       DETAILS

  BY WIRE:    Call NYLIM Service Company    * The Funds must receive your order and Fed Funds wire
              toll free at 1-866-CASHNYL      by 5:00 p.m. eastern time in order for you to receive
              (1-866-227-4695) between        that day's dividend.
              8:00 a.m. - 6:00 p.m.
              eastern time on any business
              day to place your order,
              then send your investment
              via Fed Funds wire to:
              Bank of New York
              ABA: #021000018
              New York Life
              Investment Management
              Institutional Funds
              (DDA #8900403551)
              Fund Name and Share Class
              Your Account Number
              Name(s) of Account Owner

  BY CHECK:   Send check to:                * Make check payable to New York Life Investment
              New York Life                   Management Institutional Funds (third-party checks
              Investment Management           generally will not be accepted).
              Institutional Funds           * Investments by check will become effective on the day
              c/o BFDS                        the remittance is converted into Fed Funds.
              66 Brooks Drive               * Investments by check normally will be converted to
              Braintree, MA 02184             Fed Funds within 2 business days following receipt.

                                                                              21
                                                               SHAREHOLDER GUIDE

SELLING SHARES

                          HOW                                       DETAILS

  BY WIRE:    Call NYLIM Service Company    * To qualify for wire redemptions, you must have
              at 1-866-CASHNYL (1-866-        completed the appropriate section of the New Account
              227-4695) between 8:00          Application providing valid bank account information.
              a.m. - 6:00 p.m. eastern        A Medallion signature guarantee may be required for
              time on any business day.       redemption proceeds sent to a third party or a bank
                                              not previously established on the account.
                                            * To redeem shares and have wires sent 'same day,' we
                                              must receive your call by 5:00 p.m. eastern time. You
                                              will receive the previous day's dividend.
                                            * Calls received after 5:00 p.m. eastern time will
                                              receive the current day's dividend and funds will be
                                              wired the morning of the following business day.

  BY CHECK:   Call NYLIM Service Company    * Calls received after 5:00 p.m. eastern time will
              at 1-866-CASHNYL (1-866-      receive the current day's dividend. Shares will be
              227-4695) between 8:00          redeemed the following business day and a check will
              a.m. - 6:00 p.m. eastern        be mailed the next business day.
              time on any business day to   * A written request may be required if the address of
              request a redemption. You       record has been changed during the previous 30 days.
              will receive the previous
              day's dividend and proceeds
              will generally be mailed to
              the address of record the
              following business day.

SHAREHOLDER GUIDE
22

EXCHANGES

You may exchange shares between Funds. Exchanges will be based upon each Fund's NAV per share next computed following receipt of your instructions. To initiate an exchange, call NYLIM Service Company toll free at 1-866-CASHNYL (1-866-227-4695) before 5:00 p.m. eastern time. Calls received after 5:00 p.m. eastern time will receive the current day's dividend and the exchange will take place the next business day.

REDEMPTIONS-IN-KIND

Each Fund reserves the right to pay certain redemptions, either totally or partially, by a distribution-in-kind of securities (instead of cash) from the applicable Fund's portfolio.

GENERAL POLICIES

The following policies apply to purchases and redemptions:

- The Fund may, at its discretion, accept investment amounts smaller than the stated minimum.

- The Fund does not issue shares in certificated form.

- You must purchase shares in U.S. dollars with funds drawn on a U.S. bank.

- Except under certain conditions, we do not accept third-party checks and reserve the right to limit the number of checks received.

- If your check does not clear, your order will be canceled and you will be liable for any losses or fees we incur as a result.

- Wires are not accepted when the New York Stock Exchange or banks are closed.

- If you buy shares by check and quickly decide to sell them, the Fund may withhold payment for up to 10 days from the date of the purchase to allow the check to clear.

- A MEDALLION SIGNATURE GUARANTEE may be required for redemption proceeds sent to a third party or a bank not previously established on the account.

In the interest of all shareholders, we reserve the right to:

- Reject your order to buy or redeem your Fund shares if your order is incomplete or incorrect (particularly if you have failed to include valid taxpayer identification information).

- Suspend offering shares or reject purchase orders when, in management's judgement, it is in a Fund's best interest to do so.

MEDALLION SIGNATURE GUARANTEES

To protect your account, each Fund and the Transfer Agent from fraud, Medallion signature guarantees are required to enable a Fund to verify the identity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion signature guarantees are also required for redemptions of $100,000 or more for an account, and for share transfer requests. Medallion signature guarantees may be obtained from certain eligible financial institutions that are participants in the Securities Transfer

                                                               SHAREHOLDER GUIDE
                                                                              23

Association Medallion Program ("STAMP"), the Stock Exchange Medallion Program ("SEMP"), or the New York Stock Exchange Medallion Signature Program ("MSP"). Medallion signature guarantees which are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable. Shareholders may contact each Fund at 1-866-CASHNYL (1-866-277-4695) for further details.

DETERMINING THE FUND'S SHARE PRICES (NAV)

Shares of each Fund are sold at net asset value per share ("NAV"). The NAV is determined by each Fund as of 5:00 p.m. eastern time on each day that the New York Stock Exchange (the "Exchange") is open for unrestricted business. Purchase and redemption requests are priced at the next NAV calculated after receipt of a completed purchase or redemption request in good order. The NAV is determined by dividing the value of a Fund's securities, cash and other assets, minus all expenses and liabilities, by the number of shares outstanding (assets-liabilities/ # of shares issued and outstanding = NAV). The NAV takes into account the expenses and fees of each Fund, including management and shareholder servicing fees, which are accrued daily.

Each Fund utilizes the amortized cost method in valuing its portfolio securities. This method involves valuing a security at its cost adjusted by a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The purpose of this method of calculation is to facilitate the maintenance of a consistent NAV per share for the Funds of $1.00. However, there is no assurance that the $1.00 NAV per share will be maintained.

FUND EARNINGS AND TAX CONSEQUENCES

- Your earnings will be automatically reinvested in the same Fund.

- Dividends paid by a Fund will be taxable as ordinary income if you are not exempt from taxes. Such dividends are taxable whether you receive them in cash or reinvest them in more shares.

24

THE MANAGER

New York Life Investment Management LLC ("NYLIM" or the "Manager"), NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, serves as the Funds' manager. In conformity with the stated policies of the Funds, NYLIM administers each Fund's business affairs and manages the investment operations of each Fund and the composition of the portfolio of each Fund, subject to the supervision of the Board of Trustees of the Trust. The Manager commenced operations in April, 2000 and is an independently managed, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Manager provides offices and conducts clerical, recordkeeping and bookkeeping services, and keeps most of the financial and accounting records required for the Funds. As of December 31, 2001, the Manager and its affiliates managed approximately $150 billion in assets.

The Manager pays the salaries and expenses of all personnel affiliated with the Funds, and all the operational expenses that are not the responsibility of the Funds, including the fees paid to The Bank of New York as the administrator and fund accountant.

The Manager is not responsible for records maintained by the Funds' Custodian, Transfer Agent, or Dividend Disbursing and/or Shareholder Servicing Agent.

Under the Management Agreement entered into by the Trust on behalf of each Fund, and the Manager, and in consideration for the services rendered by the Manager, each Fund pays the Manager a single, unitary fee that includes the cost of managing each Fund, administrative expenses, and all non-extraordinary expenses other than the fees and expenses of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940 (including counsel's fees). The rate of the unitary fee declines for all shareholders as each Fund's assets increase. The rate begins at an annual rate of .20% on average daily net assets of each Fund up to breakpoints at $1 billion, $2 billion, $3 billion, and $4 billion such that the fee charged on assets equal to or in excess of each breakpoint is .18%, .16%, .14%, and .12%, respectively. The Manager may from time to time waive all or a portion of its Management Fee. Fee waivers may be terminated at any time without notice.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Funds' financial performance for the period of the Funds' operations. Certain information reflects financial results for a single Service Class share of a Fund. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the annual reports, which are available upon request.

26
FINANCIAL HIGHLIGHTS

PRIME CASH FUND
(Selected per share data and ratios)

                                                                  SERVICE
                                                                   CLASS
                                                              ----------------
                                                              AUGUST 15, 2001*
                                                                  THROUGH
                                                              OCTOBER 31, 2001
                                                              ----------------
Net asset value at beginning of period......................      $   1.00
                                                                  --------
Net investment income.......................................          0.01
                                                                  --------
Less dividends from net investment income...................         (0.01)
                                                                  --------
Net asset value at end of period............................      $   1.00
                                                                  ========
Total investment return.....................................          0.65%(a)
Ratios (to average net assets)/Supplemental Data:
  Net investment income.....................................          3.00%+
  Net expenses..............................................          0.31%+
  Expenses (before waiver)..................................          0.46%+
Net assets at end of period (in 000's)......................      $    100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

       The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                                                              27
                                                            FINANCIAL HIGHLIGHTS

U.S. GOVERNMENT CASH FUND
(Selected per share data and ratios)

                                                                   SERVICE
                                                                    CLASS
                                                              -----------------
                                                              AUGUST 15, 2001*
                                                                   THROUGH
                                                              OCTOBER 31, 2001
                                                              -----------------
Net asset value at beginning of period......................       $  1.00
                                                                   -------
Net investment income.......................................          0.01
                                                                   -------
Less dividends from net investment income...................         (0.01)
                                                                   -------
Net asset value at end of period............................       $  1.00
                                                                   =======
Total investment return.....................................          0.63%(a)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income.....................................          2.88%+
  Net expenses..............................................          0.31%+
  Expenses (before waiver)..................................          0.46%+
Net assets at end of period (in 000's)......................       $   100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

       The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

28
FINANCIAL HIGHLIGHTS

TREASURY CASH FUND
(Selected per share data and ratios)

                                                                   SERVICE
                                                                    CLASS
                                                              -----------------
                                                              AUGUST 15, 2001*
                                                                   THROUGH
                                                              OCTOBER 31, 2001
                                                              -----------------
Net asset value at beginning of period......................       $  1.00
                                                                   -------
Net investment income.......................................          0.01
                                                                   -------
Less dividends from net investment income...................         (0.01)
                                                                   -------
Net asset value at end of period............................       $  1.00
                                                                   =======
Total investment return:....................................          0.61%(a)
Ratios (to average net assets)/
  Supplemental Data:
  Net investment income.....................................          2.79%+
  Net expenses..............................................          0.31%+
  Expenses (before waiver)..................................          0.46%+
Net assets at end of period (in 000's)......................       $   100

------------
 *  Commencement of investment operations.
 +  Annualized.
(a) Total return is not annualized.

       The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

No dealer, salesman or any other person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the related Statement of Additional Information, in connection with the offer contained in this Prospectus, and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company or the distributor. This Prospectus and the related Statement of Additional Information do not constitute an offer by the Funds or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more details about the Funds. A current SAI is incorporated by reference into the Prospectus and has been filed with the SEC.

ANNUAL/SEMIANNUAL REPORTS
Annual and Semiannual reports provide additional information about the Funds' investments and include discussions of market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

TO OBTAIN INFORMATION:
Write NYLIFE Distributors Inc., attn: NYLIM Marketing Dept., NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, call 1-866-CASHNYL (1-866-227-4695).

You can obtain information about the Funds (including the SAI ) by visiting the SEC's Public Relations Room in Washington, D.C. (phone 1-202-942-8090). You may visit the SEC's website at http://www.sec.gov or you may send your written request and duplicating fee to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS
SEC File Number: 811-10307

NYLIFE DISTRIBUTORS INC.
NYLIM Center
169 Lackawanna Avenue
Parsippany, New Jersey 07054
Distributor of New York Life Investment
Management Institutional Funds
NYLIFE Distributors Inc. is an indirect, wholly-owned subsidiary of New York Life
Insurance Company.

                                                                    [NYLIM LOGO]

[RECYCLE LOGO]

        More information about the Funds is available free upon request.

--------------------------------------------------------------------------------




PRIME CASH FUND

U.S. GOVERNMENT CASH FUND

TREASURY CASH FUND


--------------------------------------------------------------------------------


For more information call toll free 1-866-CASHNYL (1-866-227-4695) or visit our web site at www.nylim.com/institutionalfunds



[NEW YORK LIFE INVESTMENT MANAGEMENT LLC LOGO]

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS


                                  NYLIM CENTER
                              169 LACKAWANNA AVENUE
                          PARSIPPANY, NEW JERSEY 07054


                       STATEMENT OF ADDITIONAL INFORMATION


                                  MARCH 1, 2002

     Although not a prospectus, this Statement of Additional Information ("SAI") of New York Life Investment Management Institutional Funds (the "Trust") supplements the information contained in each of the Trust's Prospectuses dated March 1, 2002, as amended or supplemented from time to time (each Prospectus, describing different classes of the Trust's shares, are collectively referred to herein as the "Prospectus"). This SAI is incorporated by reference in and is made a part of the Prospectus, and should be read in conjunction with the Prospectus. The Prospectus is available without charge by writing to New York Life Investment Management Institutional Funds, NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-866-CASHNYL (1-866-227-4695).

     No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectus, in connection with the offer contained herein, and, if given or made, such other information or representations must not be relied upon as having been authorized by any series of the Trust or by NYLIFE Distributors, Inc. (the "Distributor"). This SAI and the related Prospectus do not constitute an offer by the Trust or by the Distributor to sell or a solicitation of any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

     Shareholder inquiries should be made by writing to New York Life Investment Management Institutional Funds, NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, or by calling toll free 1-866-CASHNYL (1-866-227-4695). In addition, you can make inquiries through your registered representatives.

     The Financial Statements of each series of the Trust, including the Statement of Assets and Liabilities and the Portfolios of Investments as of October 31, 2001, and the Statement of Operations, the Statement of Changes in Net Assets and the Financial Highlights for the period May 24, 2001 (commencement of operations) through October 31, 2001, the notes to the Financial Statements, and the Report of the Independent Accountants for each series of the Trust, all of which are included in the Trust's 2001 Annual Report to Shareholders, are hereby incorporated by reference into this SAI.

                                    CONTENTS

                                                                                                                Page
                                                                                                                ----
New York Life Investment Management Institutional Funds...........................................................3
Additional Information about the Funds............................................................................3
The Funds.........................................................................................................3
Investment Practices and Instruments of the Funds.................................................................5
None of the Funds alone Constitutes a Complete Investment Program.................................................5
Investment Strategies/Instruments.................................................................................5
      U.S. Treasury Securities....................................................................................5
      Other U.S. Government Securities............................................................................6
      Stripped Interests in U.S. Treasury Securities..............................................................7
      Zero Coupon Bonds...........................................................................................7
      Repurchase Agreements.......................................................................................7
      When-Issued Securities......................................................................................8
      Firm or Standby Commitments................................................................................
      Bank Obligations...........................................................................................10
      Variable and Floating Rate Instruments.....................................................................11
      Other Short-Term Obligations...............................................................................11
      Foreign Securities.........................................................................................12
Other Investment Practices.......................................................................................
      Borrowing..................................................................................................12
      Lending of Portfolio Securities............................................................................13
      Reverse Repurchase Agreements and Dollar Rolls.............................................................13
      Illiquid Securities........................................................................................14
      Investment Company Securities and Investment Funds.........................................................15
      Mortgage-Related and other Asset-Backed Securities.........................................................15
Fundamental Investment Restrictions..............................................................................21
Trustees and Officers............................................................................................23
Board of Trustees................................................................................................26
Compensation.....................................................................................................27
Code of Ethics...................................................................................................28
The Manager and the Distributor..................................................................................28
Management Agreement.............................................................................................28
Distribution Agreement...........................................................................................30
Shareholder Services Fees........................................................................................
Purchases and Redemptions........................................................................................31
Portfolio Turnover...............................................................................................32
Net Asset Value..................................................................................................32
Tax Information..................................................................................................33
Performance Information..........................................................................................36
Other Information................................................................................................38
Capitalization...................................................................................................38
Effective Maturity...............................................................................................39
Share Ownership of the Funds.....................................................................................39
Election to Invest Fund Assets Pursuant to Master/Feeder Fund Structure..........................................40
Fund Structure...................................................................................................42
Independent Accountants..........................................................................................42
Legal Counsel....................................................................................................42
Transfer Agent...................................................................................................42
Custodian........................................................................................................42
Registration Statement...........................................................................................42
Appendix A Description of Securities Ratings.....................................................................44

             NEW YORK LIFE INVESTMENT MANAGEMENT INSTITUTIONAL FUNDS

     New York Life Investment Management Institutional Funds, the Trust, is an open-end management investment company (or mutual fund) currently consisting of three separate investment portfolios: Prime Cash Fund, Treasury Cash Fund, and U.S. Government Cash Fund (the "Government Cash Fund") (each referred to generally as a "Fund," and collectively as the "Funds"). Each Fund is diversified, as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"). New York Life Investment Management LLC (the "Manager") serves as the Manager of each Fund.


                     ADDITIONAL INFORMATION ABOUT THE FUNDS

     The Prospectus discusses the investment objectives, principal investment strategies and principal risks of each Fund. This SAI contains supplemental information concerning certain of the securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies the Funds may utilize, and certain risks involved with those investments, policies and strategies.

                                    THE FUNDS

     All of the assets of each Fund will generally be invested in obligations with a remaining maturity of 397 days or less and substantially all of these investments will be held to maturity; however, securities collateralizing repurchase agreements may have maturities in excess of 397 days. Each Fund will, to the extent feasible, make portfolio investments primarily in anticipation of or in response to changing economic and money market conditions and trends. The dollar-weighted average maturity of a Fund's portfolio may not exceed 90 days.

     Consistent with the provisions of Rule 2a-7 under the 1940 Act ("Rule 2a-7"), each Fund limits its portfolio investments to those U.S. dollar-denominated securities that present minimal credit risk (which determination must be based on factors pertaining to credit quality in addition to any rating assigned to such securities by a nationally recognized statistical rating organization ("NRSRO")) and, with respect to 95% of their total assets, measured at the time of investment, that are of the highest quality. The Manager determines whether a security presents minimal credit risk pursuant to procedures adopted by the Trust's Board of Trustees. A money market instrument will be considered to be of the highest quality if it is a First Tier
Security. A First Tier Security:

     (1) is a rated security that has received a short-term rating from requisite NRSROs in the highest short-term rating category for debt obligations (within which there may be sub-categories or gradations indicating relative standing); or

     (2) is an unrated security that is of comparable quality to a security meeting the requirements for a rated security within the meaning of the Rule, as determined by the Trust's Board of Trustees; or

     (3) is a security issued by a registered investment company that is a money market fund; or;

     (4)  is a U.S. Government security.

     None of the Funds may invest more than 5% of its total assets in securities issued by the one issuer; provided, however, that a Fund may invest up to twenty-5% of its total assets in the First Tier securities of a single issuer for a period of up to three business days after the acquisition thereof; and except that this limitation shall not apply to U.S. Government securities or securities subject to certain Guarantees. Immediately after the acquisition of any Demand Feature or Guarantee or security subject to a demand feature or guarantee, a Fund, with respect to 75% of its total assets, shall not have invested more than 10% of its total assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee, with certain exceptions. In addition, immediately after the acquisition by a Fund of any Demand Feature or Guarantee (or security subject to a Demand Feature or Guarantee) that is a "Second Tier" security (that is, a security which is not a First Tier security), the Fund shall not have invested more than 5% of its total assets in securities issued by or subject to Demand Features or Guarantees from the institution that issued the Demand Feature or Guarantee.

     A Fund may invest up to 5% of its total assets in securities that were "Second Tier" when acquired. None of the Funds may invest more than the greater of 1% of their total assets or $1 million in Second Tier securities of any one issuer, except that this limitation shall not apply to U.S. Government securities or securities subject to certain Guarantees.

     In the event that an instrument acquired by a Fund is downgraded or otherwise ceases to be of the quality that is eligible for the Fund, the Fund's Manager, under procedures approved by the Board of Trustees, shall promptly reassess whether such security continues to present minimal credit risk and shall recommend to the Board of Trustees that the Fund take such action as it determines is in the best interest of the Fund and its shareholders. The Board of Trustees, after consideration of the recommendation of the Manager and such other information as it deems appropriate, shall cause the Fund to take such action as it deems necessary or appropriate.

     Pursuant to Rule 2a-7, each of the Funds uses the amortized cost method of valuing portfolio securities in order to maintain a stable net asset value of $1.00 per share. The amortized cost method, which is normally used to value each Fund's portfolio securities, involves initially valuing a security at its acquisition cost as adjusted for amortization of premium.

     The Trustees, as a particular responsibility within the overall duty of care owed to each Fund's shareholders, have established written procedures reasonably designed, taking into account current market conditions and the money market fund's investment objectives, to stabilize the money market fund's net asset value per share, as computed for the purpose of distribution, redemption and repurchase, at a single value of $1.00. Such Procedures include a review of each Fund's portfolio by the Trustees, at such intervals as they deem necessary or appropriate, to ensure that each Fund's net asset value calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) does not deviate beyond acceptable limits.

     The extent of deviation, if any, between a Fund's net asset value per share, based upon available market quotations (or appropriate substitutes that reflect current market conditions), and $1.00 per share based on amortized cost shall be calculated at such intervals as the Trustees determine appropriate and reasonable in light of current market conditions. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, should be initiated.

Where the Trustees believe that the extent of any deviation from a Fund's amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, it shall cause such Fund to take such action as the Trustees deem appropriate to eliminate or reduce, to the extent reasonably practicable, such dilution or unfair results. Such action may include the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a net asset value per share by using available market quotations or equivalents. In addition, in order to stabilize the net asset value of each Fund at $1.00 per share, the Trustees have the authority (1) to reduce or increase the number of shares outstanding on a pro rata basis, and (2) to offset each shareholder's pro rata portion of the deviation between the net asset value per share and $1.00 from the shareholder's accrued dividend account or from future dividends.

     Each of the Funds may hold cash for the purpose of stabilizing its net asset value per share. Holdings of cash, on which no return is earned, may tend to lower the yield on a Fund's shares.

     Each Fund may also, consistent with the provisions of Rule 2a-7, invest in securities with a face maturity of more than 397 days, provided that the security's other features allow the Fund to utilize the maturity shortening provisions of the Rule.

     The Funds may borrow money for temporary or emergency purposes, purchase securities on a when-issued basis, and enter into firm or standby commitments to purchase securities.


                INVESTMENT PRACTICES AND INSTRUMENTS OF THE FUNDS

     The Funds may engage in the following investment practices, or invest in the following instruments to the extent disclosed in the Prospectus and elsewhere in this SAI.

        NONE OF THE FUNDS ALONE CONSTITUTES A COMPLETE INVESTMENT PROGRAM

The loss of money is a risk of investing in the Funds. None of the Funds, individually or collectively, is intended to constitute a balanced or complete investment program. Each of the Funds is subject to the general risks and considerations associated with investing in mutual funds generally as well as additional risks and restrictions discussed herein.


INVESTMENT STRATEGIES/INSTRUMENTS

U.S. TREASURY SECURITIES

     Each Fund may invest in U.S. Treasury securities, including Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years.

In addition, each Fund may invest in Treasury Inflation-Protection Securities ("TIPS"). TIPS are relatively newly-created securities that are issued by the U.S. Treasury and designed to provide investors with a long-term investment vehicle that is not vulnerable to inflation. The interest rate paid by TIPS is fixed, while the principal value rises or falls semi-annually based on changes in a published Consumer Price Index ("CPI"). Thus, if inflation occurs, the principal and interest payments on the TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS' principal will not drop below its face amount at maturity. In exchange for the inflation protection, TIPS generally pay lower interest rates than other Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity. In addition, it is not possible to predict with assurance how the market for TIPS will develop; initially, the secondary market for these securities may not be as active or liquid as the secondary market for conventional Treasury securities. Principal appreciation and interest payments on TIPS will be taxed annually as ordinary interest income for Federal income tax calculations. As a result, any appreciation in principal must be counted as interest income in the year the increase occurs, even though the investor will not receive such amounts until the TIPS are sold or mature. Principal appreciation and interest payments will be exempt from state and local income taxes.

OTHER U.S. GOVERNMENT SECURITIES

     Other U.S. government securities in which a Fund may invest include obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as the Government National Mortgage Association ("GNMA") pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks are supported by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association ("FNMA"), are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others, such as those issued by the Student Loan Marketing Association ("SLMA"), are supported only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. U.S. government securities also include government-guaranteed mortgage-backed securities. (See "Mortgage-Related and Other Asset-Backed Securities.")

     U.S. government securities do not generally involve the credit risks associated with other types of interest-bearing securities, although, as a result, the yields available from U.S. government securities are generally lower than the yields available from other interest-bearing securities. Like other fixed-income securities, however, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

STRIPPED INTERESTS IN U.S. TREASURY SECURITIES

     A number of banks and brokerage firms have separated ("stripped") the principal portions from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). Each Fund may invest in such receipts or certificates. The investment and risk characteristics of "zero coupon" Treasury securities described below under "Zero Coupon Bonds" are shared by such receipts or certificates. The staff of the Securities and Exchange Commission (the "SEC") has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. government securities but rather securities issued by the bank or brokerage firm involved.

ZERO COUPON BONDS

     The Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from the face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations which distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

REPURCHASE AGREEMENTS

     Each Fund may enter into fully collateralized, domestic repurchase agreements with certain sellers determined by the Manager to be creditworthy. A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the "Obligation"), and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. The custody of the Obligation will be maintained by a custodian appointed by the Fund. The Fund attempts to assure that the value of the purchased Obligation, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

     In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the underlying Obligation or enter into another repurchase agreement. Delays may involve loss of interest or decline in price of the securities. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In addition, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement exceeds the repurchase price. No Fund will invest more than 10% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.



     The Trustees have delegated to the Fund's Manager the authority and responsibility to monitor and evaluate the Fund's use of repurchase agreements, including identification of sellers whom they believe to be creditworthy, and have authorized the Funds to enter into repurchase agreements with such sellers. As with any unsecured debt instrument purchased for the Funds, the Manager seeks to minimize the risk of loss from repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation.


WHEN-ISSUED SECURITIES

     Each Fund may, from time to time, purchase securities on a "when-issued" basis in accordance with each Fund's stated investment objective and policies and with Rule 2a-7. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by the Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, each Fund intends to be fully invested to the extent practicable and subject to the policies stated herein. Although when-issued securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.


     When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. However, a Fund will not accrue any income on the securities subject to such transactions prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

     At the time a Fund makes a commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's net asset value. The market value of the when-issued securities may be more or less than the purchase price payable at the settlement date. In addition, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. The Funds do not believe that a Fund's net asset value or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time the Fund purchases a security on a when-issued basis, the Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a when-issued basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


FIRM OR STANDBY COMMITMENTS

     Each Fund may from time to time purchase securities on a "firm commitment" or "standby commitment" basis in accordance with each Fund's stated investment objective and policies and Rule 2a-7.

     Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund will generally make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable. A Fund will establish a segregated account in which it will maintain liquid assets in an amount at least equal in value to the Fund's commitments to purchase securities on a firm commitment basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is at least equal to the amount of such commitments.


     Each Fund may purchase municipal securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a "put" and is also referred to as a "standby commitment." Each of the Funds may pay for a standby commitment either separately, in cash, or in the form of a higher price for the securities which are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available from the same security. The Manager understands that the Internal Revenue Service (the "IRS") has issued a revenue ruling to the effect that, under specified circumstances, a registered investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance ruling letters as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each of the Funds intends to take the position that it is the owner of any municipal obligations acquired subject to a standby commitment and that tax-exempt interest earned with respect to such municipal obligations will be tax-exempt in its possession; however, no assurance can be given that this position would prevail if challenged. In addition, there is no assurance that firm or standby commitments will be available to a Fund, nor have the Funds assumed that such commitments would continue to be available under all market conditions. A standby commitment may not be used to affect a Fund's valuation of the municipal security underlying the commitment. Any consideration paid by a Fund for the standby commitment, whether paid in cash or by paying a premium for the underlying security, which increases the cost of the security and reduces the yield otherwise available from the same security, will be accounted for by the Fund as unrealized depreciation until the standby commitment is exercised or has expired.


     Firm and Standby Commitment transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund's assets. A Fund will not accrue any income on these securities prior to delivery. The value of firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.


     The Funds do not believe that a Fund's NAV or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time a Fund makes the commitment to purchase a security on a firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund's NAV. The market value of the when-issued, or firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Trustees do not believe that a Fund's NAV or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis. Each Fund will establish a segregated account in which it will maintain liquid assets at least equal in value to any commitments to purchase securities on a firm or standby commitment basis. Such segregated securities either will mature or, if necessary, be sold on or before the settlement date.


BANK OBLIGATIONS

     Each Fund may invest in certificates of deposit ("CDs"), time deposits, bankers' acceptances, and other short-term debt obligations issued by commercial banks, and may invest in CDs, time deposits and other short-term obligations issued by savings and loan associations ("S&Ls").


     CDs are certificates evidencing the obligation of a bank or S&L to repay funds deposited with it for a specified period of time at a specified rate of return. Time deposits in banking institutions are generally similar to CDs, but are uncertificated. Time deposits which may be held by the Funds will not benefit from insurance from the Bank Insurance Fund or the Savings Association

Insurance Fund administered by the Federal Deposit Insurance Corporation (FDIC). Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer, usually in connection with international commercial transactions. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. The Fund may not invest in time deposits maturing in more than seven days which are subject to withdrawal penalties. Each Fund will limit its investment in time deposits for which there is a penalty for early withdrawal to 10% of its net assets.


     Investments in the obligations of banks are deemed to be "cash equivalents" if, at the date of investment, the banks have capital, surplus and undivided profits (as of the date of their most recently published financials) in excess of $100 million, or the equivalent in other currencies, or if, with respect to the obligations of other banks and S&Ls, such obligations are federally insured. These limitations do not prohibit investments in the securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.



VARIABLE AND FLOATING RATE INSTRUMENTS

     As part of the principal strategy of the Prime Cash Fund, and the non-principal strategy of each other Fund, the Funds may purchase rated and unrated variable and floating rate instruments in accordance with each Fund's investment objective, policies and strategies and Rule 2a-7. These instruments may include variable amount master demand notes that permit the amount of indebtedness to vary in addition to providing for periodic adjustments in the interest rate. These instruments may include those that are issued by municipalities or other public authorities. Such notes are direct lending arrangements between the Fund and a borrower and, therefore, the notes generally are not traded, and there is no market in which to sell them to third parties. The Fund could suffer a loss if, for example, the borrower defaults on the note. This type of note will be subject to the Fund's limitations on illiquid investments if the Fund cannot demand payment of the principal amount of the note within seven days. The absence of an active secondary market with respect to particular variable and floating rate instruments could make it difficult for the Fund to dispose of the instruments if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise demand rights, and the Fund could, for these or other reasons, suffer a loss with respect to such instruments.


     When purchasing such instruments for the Fund, the Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments. If the instruments are subject to demand features, the Manager will monitor their financial status to meet payment on demand. In determining weighted average portfolio maturity, an instrument will usually be deemed to have a maturity equal to the longer of the period remaining until the next regularly scheduled interest rate adjustment or the time the Fund can recover payment of principal as specified in the instrument. Variable rate U.S. government obligations and certain variable rate instruments having a nominal maturity of 397 days or less when purchased, however, will be deemed to have maturities equal to the period remaining until the next interest rate adjustment. Variable and floating rate instruments purchased by the Fund may carry nominal maturities in excess of the Fund's maturity limitations if such instruments carry Demand Features that comply with conditions established by the SEC.

OTHER SHORT-TERM OBLIGATIONS

     Each of the Funds will invest only in short-term obligations (including short-term, promissory notes issued by corporations, partnerships, trusts and other entities, whether or not secured) that (1) have been rated in one of the two highest rating categories for short-term debt obligations by at least two NRSROs; (2) have been rated in the highest rating category by a single NRSRO if only one NRSRO has rated the security; (3) have been issued by an issuer rated in the highest rating category by an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the investment; (4) if not rated, will be of comparable quality as determined by the Manager, subject to the discretion of the Trustees, or (5) have no short-term rating, but are rated in one of the top three highest long-term rating categories, or deemed to be of comparable quality by the Manager, subject to the discretion of the Trustees.



FOREIGN SECURITIES

     The Prime Cash Fund may invest in U.S. dollar-denominated obligations issued by foreign branches or subsidiaries of U.S. banks or U.S. or foreign branches or subsidiaries of foreign banks. Investment in obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may involve different risks from the risks of investing in obligations of U.S. banks. Such risks include adverse political and economic developments, the possible imposition of withholding taxes on interest income payable on such obligations, the possible seizure or nationalization of foreign deposits and the possible establishment of exchange controls or other foreign governmental laws or restrictions which might adversely affect the payment of principal and interest. Generally, the issuers of such obligations are subject to fewer U.S. regulatory requirements than are applicable to U.S. banks. Foreign branches or subsidiaries of U.S. banks and foreign banks may be subject to less stringent reserve requirements than U.S. banks. U.S. branches or subsidiaries of foreign banks are subject to the reserve requirements of the state in which they are located. There may be less publicly available information about a U.S. branch or subsidiary of a foreign bank or a foreign bank than about a U.S. bank, and such branches or subsidiaries may not be subject to the same accounting, auditing and financial record keeping standards and requirements as U.S. banks.


     Evidence of ownership of obligations of foreign branches or subsidiaries of U.S. banks or of foreign banks may be held outside of the United States and the Prime Cash Fund may be subject to the risks associated with the holding of such property overseas. Any such obligations of the Prime Cash Fund held overseas will be held by foreign branches of the custodian for the Prime Cash Fund's portfolio securities or by other U.S. or foreign banks under subcustodian arrangements that comply with the requirements of the 1940 Act.


OTHER INVESTMENT PRACTICES

BORROWING

     Each Fund may borrow from a bank up to a limit of 10% of its total assets, but only for temporary or emergency purposes. This borrowing may be unsecured. The 1940 Act requires each Fund to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company for Federal tax purposes. To avoid the potential leveraging effects of a Fund's borrowings, a Fund will repay any money borrowed in excess of 5% of its total assets prior to purchasing additional securities. Borrowing may exaggerate the effect on a Fund's net asset value of any increase or decrease in the market value of the Fund's portfolio securities. Money borrowed will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased. A Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate. See "Fundamental Investment Restrictions" for more information concerning restrictions on borrowing by the Funds.

LENDING OF PORTFOLIO SECURITIES

     Each Fund may seek to increase its income by lending portfolio securities, in accordance with procedures adopted by the Board, to certain broker-dealers and institutions. Under present regulatory policies, such loans would be required to be secured continuously by collateral in cash or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. The total market value of securities loaned will not exceed 33 1/3% of the total assets of a Fund. The Fund would have the right to call a loan and obtain the securities loaned at any time generally on less than five days' notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest paid by the issuer on the securities loaned and would also receive compensation from the investment of the collateral. The Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment.

     As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. However, the loans would be made only to firms deemed by the Manager to be creditworthy and approved by the Trustees, and when, in the judgment of the Manager, the consideration which can be earned currently from securities loans of this type justifies the attendant risk. If the Manager determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund. See "Fundamental Investment Restrictions" for more information concerning restrictions on lending by the Funds. Under the guidelines adopted by the Board of Trustees, a Fund is prohibited from lending more than 5% of the Fund's total assets to any one counterparty.

     Subject to receipt of exemptive relief from the 1940 Act, the Funds, subject to certain conditions and limitations may be permitted to sell their shares to one or more series of Eclipse Funds, Eclipse Funds Inc., The MainStay Funds, and MainStay VP Series Fund, Inc., each an affiliate of the Funds.


REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS

     Each Fund may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by a Fund. A Fund's investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Fund may enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing cash or other liquid securities having a value not less than the repurchase price (including accrued interest). If interest rates rise during a reverse repurchase agreement, it may adversely affect a Fund's net asset value. Reverse repurchase agreements are considered to be borrowings under the 1940 Act. See "Fundamental Investment Restrictions" for more information concerning restrictions on borrowing by the Funds.

     The assets contained in the segregated account will be marked-to-market daily and additional assets will be placed in such account on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities a Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

     In "dollar roll" transactions, a Fund sells fixed-income securities for delivery in the current month and simultaneously contracts to repurchase similar but not identical (same type, coupon and maturity) securities on a specified future date. During the roll period, a Fund would forego principal and interest paid on such securities. A Fund would be compensated by the difference between the current sales price and the forward price for the future purchase, as well as by the interest earned on the cash proceeds of the initial sale. At the time a Fund enters into a dollar roll transaction, it will place in a segregated account maintained with an approved custodian cash or other liquid securities having a value not less than the repurchase price (including accrued interest) and will subsequently monitor the account to ensure that its value is maintained.

ILLIQUID SECURITIES

     Each Fund may invest up to 10% of its net assets in securities that are considered illiquid. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933 ("restricted securities"), securities that are otherwise not readily marketable, such as over-the-counter options, and repurchase agreements not entitling the holder to payment of principal in seven days. Repurchase agreements and time deposits that do not provide for payment to the Fund within seven days after notice or which have a term greater than seven days are deemed illiquid securities for this purpose unless such securities are variable amount master demand notes with maturities of nine months or less or unless the Manager has determined that an adequate trading market exists for such securities or that market quotations are readily available.

     Illiquid securities cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Difficulty in selling securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager determines the liquidity of a Fund's investments; in doing so, the Manager may consider various factors, including
(1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers, (3) dealer undertakings to make a market, (4) the nature of the security, and (5) the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). Illiquid securities will be valued in such manner as the Board in good faith deems appropriate to reflect their fair market value.

INVESTMENT COMPANY SECURITIES AND INVESTMENT FUNDS

     In connection with the management of its daily cash positions, each Fund, to the extent permitted by each Fund's investment objective, strategies and policies, may invest in securities issued by investment companies that invest in short-term debt securities (which may include municipal obligations that are exempt from Federal income taxes) and that seek to maintain a stable net asset value of $1.00 per share. Each Fund also may invest in securities issued by investment companies that invest in securities in which the Fund could invest directly, within the limits prescribed by the 1940 Act. These limit each such Fund so that (i) not more than 5% of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by any Fund. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. Those expenses would be in addition to the advisory and other expenses that a Fund bears directly in connection with its own operations.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES

     Each Fund may invest in certain mortgage-related and asset-backed securities. Mortgage-related and asset-backed securities are securities that derive their value from underlying pools of loans that may include interests in pools of lower-rated debt securities, consumer loans or mortgages, or complex instruments such as collateralized mortgage obligations and stripped mortgage-backed securities. Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and if the security has been purchased at a premium the amount of the premium would be lost in the event of prepayment.

     Mortgage-related securities are interests in pools of residential or commercial mortgage loans or leases, including mortgage loans made by S&Ls, mortgage bankers, commercial banks and others. Pools of mortgage loans are assembled as securities for sale to investors by various governmental, government-related and private organizations (see "Mortgage Pass-Through Securities"). The Funds, to the extent permitted in the Prospectus, may also invest in debt securities which are secured with collateral consisting of mortgage-related securities (see "Collateralized Mortgage Obligations"), and in other types of mortgage-related securities.

     A Fund may only invest in mortgage-backed and asset-backed securities that meet the requirements of Rule 2a-7. In addition, if any such security is determined to be illiquid, the Fund will limit its investment in these and other illiquid instruments to not more than 10% of its net assets. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

     A Fund will invest only in mortgage-related (or other asset-backed) securities either (i) issued by U.S. government-sponsored corporations (currently GNMA, FHLMC and FNMA), or (ii) privately issued securities rated in one of the two highest rating categories by a NRSRO or, if not rated, of comparable investment quality as determined by the Manager. These structured financings will be supported by sufficient collateral and other credit enhancements, including letters of credit, insurance, reserve funds and guarantees by third parties, to enable such instruments to obtain the requisite quality rating by a NSRO, as described above.

     MORTGAGE PASS-THROUGH SECURITIES. Each Fund may invest in mortgage pass-through securities, which are securities interests in pools of mortgage-related securities. These securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates by providing a monthly payment which consists of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the Government National Mortgage Association ("GNMA")) are described as "modified pass-through." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate that will be adjusted periodically.

     Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs which may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost.

     Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. Government (in the case of securities guaranteed by the Federal National Mortgage Association ("FNMA") or the Federal Home Loan Mortgage Corporation ("FHLMC"), which are supported only by the discretionary authority of the U.S. Government to purchase the agency's obligations).

     GNMA CERTIFICATES. The principal governmental guarantor of mortgage-related securities is GNMA. GNMA is a wholly owned U.S. Government corporation within the U.S. department of housing and urban development. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&LS, commercial banks and mortgage bankers) and backed by pools of Federal Housing Administration-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount.

     Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. government) include the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development and acts as a government instrumentality under authority granted by Congress. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered S&Ls, mutual savings banks, commercial banks, credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. government. FNMA is authorized to borrow from the U.S. Treasury to meet its obligations.

     FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PCs") which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and collection of principal, but PCs are not backed by the full faith and credit of the U.S. government.

     If either fixed or variable rate pass-through securities issued by the U.S. Government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

     Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund's investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, a Fund's Manager determines that the securities meet the Fund's quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable. No Fund will purchase mortgage-related securities or any other assets which in the opinion of the Manager are illiquid if, as a result, more than 10% of the value of a Fund's net assets would be illiquid.

     COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOs"). A CMO is a hybrid between a mortgage-backed bond and a mortgage pass-through security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC, or FNMA, and their income streams.

     CMOs are structured into multiple classes, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first call has been retired. An investor is partially guarded against a sooner-than-desired return of principal because of the sequential payments.

     In a typical CMO transaction, a corporation ("issuer") issues multiple series (e.g., A, B, C, Z) of CMO bonds ("Bonds"). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates ("Collateral"). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B, and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B, or C Bond currently being paid off. When the Series A, B, and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

     No Fund will invest in any privately issued CMOs that do not meet the requirements of Rule 3a-7 under the 1940 Act if, as a result of such investment, more than 5% of a Fund's net assets would be invested in any one such CMO, more than 10% of the Funds' net assets would be invested in such CMOs and other investment company securities in the aggregate, or each of the Funds would hold more than 3% of any outstanding issue of such CMOs.

     FHLMC COLLATERALIZED MORTGAGE OBLIGATIONS ("FHLMC CMOs"). FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates which are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC's mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC's minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the "pass-through" nature of all principal payments received on the collateral pool in excess of FHLMC's minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

     If collection of principal (including prepayments) on the mortgage loans during any semiannual payment period is not sufficient to meet FHLMC's minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

     Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

     OTHER MORTGAGE-RELATED SECURITIES. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

     The Manager expects that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, the Manager will, consistent with each Fund's investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

     CMO RESIDUALS. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

     The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only ("IO") class of stripped mortgage-backed securities. See "Stripped Mortgage-Backed Securities." In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based.

     As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

     CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only recently developed, and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under such Act, may be subject to certain restrictions on transferability, and may be deemed "illiquid" and subject to a portfolio's limitations on investment in illiquid securities. Each of the Funds limits its investment in CMO residuals to less than 5% of its net assets.

     CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the over-the-counter market, the depth and liquidity of which will vary from time to time.

     RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES. As in the case with other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The value of some mortgage-backed securities in which a Fund may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Fund, the ability of the Fund to successfully utilize these instruments may depend in part upon the ability of the Manager to forecast interest rates and other economic factors correctly. If the Manager incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Fund could be exposed to the risk of a loss.

     Investment in mortgage-backed securities poses several risks, including prepayment, market, and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions.

     Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-related securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-related securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

     Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit-enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

     OTHER ASSET-BACKED SECURITIES. The Funds' Manager expects that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including Certificates for Automobile Receivables ("CARs(SM)"). CARs(SM) represent undivided fractional interests in a trust ("trust") whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust. An investor's return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of Federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

     Consistent with each Fund's investment objective and policies and the requirements of Rule 2a-7, a Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-related securities.

                       FUNDAMENTAL INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies of each Fund; they may not be changed with respect to a Fund without a majority vote of the outstanding shares of that

Fund, as defined in the 1940 Act. Except for those investment policies of a Fund specifically identified as fundamental in the Prospectus and this Statement of Additional Information, and the Funds objectives as described in the Prospectus, all other investment policies and practices described may be changed by the Board of Trustees without the approval of shareholders.

     Unless otherwise indicated, all of the percentage limitations listed below and in the investment restrictions recited in the Prospectus, apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, except for fundamental restriction number 5 to which this qualification does not apply, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's net assets will not be considered a violation.

    A FUND MAY NOT:

(1) invest in a security if, as a result of such investment, 25% or more of a Fund's total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and, at such time that the 1940 Act is amended to permit a registered investment company to elect to be "periodically industry concentrated," (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) and each Fund elects to be so classified, then the foregoing limitation shall no longer apply with respect to any Fund;

(2) invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities;

(3) invest in a security if, with respect to 75% of its total assets, a Fund would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. Government securities;

(4) lend any funds or assets, except that a Fund may: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers' acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the SEC;

(5) borrow money or issue senior securities, except that a Fund may (i) borrow from banks or enter into reverse repurchase agreements, and (ii) issue senior securities to the extent permitted under the 1940 Act, provided that the Fund maintains asset coverage of at least 300% for all such borrowings;

(6) purchase or sell real estate (although a Fund may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

(7) purchase or sell commodities or commodities contracts; and

(8) act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the Federal securities laws.

                              TRUSTEES AND OFFICERS
     The Trustees oversee the Funds and the Manager. Information pertaining to the Trustees and officers is set forth below. Each Trustee serves until his/her successor is elected and qualified or until his/her resignation, death or removal. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk. The business address of each Trustee and officer is 51 Madison Avenue, New York, New York 10010.


INTERESTED TRUSTEES*

                                                                                          NUMBER OF
                                                                                            FUNDS
                                                                                           IN FUND        OTHER
                                         LENGTH                 PRINCIPAL                 COMPLEX      TRUSTEESHIPS
     NAME, ADDRESS         POSITION(S)  OF TIME               OCCUPATION(S)               OVERSEEN       HELD BY
    AND DATE OF BIRTH      WITH TRUST    SERVED            DURING PAST 5 YEARS           BY TRUSTEE      TRUSTEE
-------------------------- ------------ --------- ----------------------------------     ----------    ------------
Stephen C. Roussin         Chairman     Since     President, Chief Operating Officer         44        New York Life
Date of Birth: 7/12/63     and Trustee  inception and Manager, New York Life                           Trust Company, FSB
                                        in May    Investment Management Holdings LLC
                                          2001    and New York Life Investment
                                                  Management LLC (including
                                                  predecessor advisory
                                                  organizations); Senior Vice
                                                  President, New York Life
                                                  Insurance Company, Director,
                                                  NYLIFE Securities, Inc.,
                                                  Chairman and Director, NYLIFE
                                                  Distributors Inc., Manager,
                                                  McMorgan & Company LLC;
                                                  Chairman, Trustee and
                                                  President, Eclipse Funds (4
                                                  portfolios); President, Chief
                                                  Executive Officer and Trustee,
                                                  The MainStay Funds (24
                                                  portfolios); Chairman and
                                                  Director of Eclipse Funds Inc.
                                                  (13 portfolios); President,
                                                  Smith Barney 1994 to 1997.


Patrick G. Boyle           Trustee      Since     Senior Managing Director, New York     20           New York Life
Date of Birth: 11/24/53    and          inception Life Investment Management LLC,                     Trust Company, FSB;
                           Executive    in May    (including predecessor advisory                     Madison Capital
                           Vice           2001    organizations); Senior Vice                         Funding LLC
                           President              President, Pension Department, New
                                                  York Life Insurance Company;
                                                  Director, MBL Life Assurance Co.,
                                                  Inc., Director of Eclipse Funds Inc.
                                                  (13 portfolios); Executive Vice
                                                  President of Eclipse Funds.


* These Trustees are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, New York Life Investment Management LLC, MacKay Shields LLC, McMorgan & Company LLC, The MainStay Funds, MainStay VP Series Fund, Inc., Eclipse Funds, Eclipse Funds Inc., NYLIFE Securities Inc. and/or NYLIFE Distributors Inc., as described in detail in the column "Principal Occupation(s) During Past 5 Years."

NON-INTERESTED TRUSTEES

                                                                                    NUMBER OF FUNDS
                                                                                        IN FUND         OTHER
                             POSITION(S)   LENGTH              PRINCIPAL                COMPLEX      TRUSTEESHIPS
     NAME, ADDRESS           WITH TRUST    OF TIME           OCCUPATION(S)             OVERSEEN        HELD BY
     AND DATE OF BIRTH                     SERVED        DURING PAST 5 YEARS          BY TRUSTEE       TRUSTEE
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------
Lawrence Glacken
Date of Birth: 10/22/27      Trustee     Since       Trustee, Eclipse Funds (4           20             None
                                         inception   portfolios); and Director,
                                         in          Eclipse Funds Inc. (13
                                         May 2001    portfolios).
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------

Robert P. Mulhearn
Date of Birth: 3/11/47       Trustee     Since       Trustee, Eclipse Funds (4           20             None
                                         inception   portfolios); and Director,
                                         in          Eclipse Funds Inc. (13
                                         May 2001    portfolios)
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------
Susan B. Kerley
Date of Birth: 8/12/51       Trustee     Since       Trustee, Eclipse Funds (4           20         SSB/Citi
                                         inception   portfolios); Director of                       Mutual Funds
                                         in          Eclipse Funds Inc. (13
                                         May 2001    portfolios); and President,
                                                     Global Research Associates.
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------



OFFICERS*




                                                                                    NUMBER OF FUNDS
                                                                                       IN FUND           OTHER
                                           LENGTH              PRINCIPAL               COMPLEX        TRUSTEESHIPS
      NAME, ADDRESS          POSITION(S)  OF TIME            OCCUPATION(S)             OVERSEEN         HELD BY
     AND DATE OF BIRTH       WITH TRUST    SERVED        DURING PAST 5 YEARS          BY OFFICER        OFFICER
---------------------------- ----------- ----------- ----------------------------- ----------------   -------------
Brian Lee
Date of Birth: 11/20/47      President   Since       President and Chief                  3            New York Life
                                         inception   Executive Officer (Retail                         Trust Company, FSB;
                                         in          Markets), New York Life                           Central
                                         May 2001    Investment Management LLC                         American Bank FDL
                                                     (including predecessor                            Economic Integration
                                                     advisory organizations);                          (Honduras).
                                                     President, NYLIFE
                                                     Distributors, Inc.;
                                                     President and Managing
                                                     Director, Deutsche Fund
                                                     Management, Inc.;
                                                     President, DB Funds, Ltd
                                                     (Cayman Islands);
                                                     President, Deutsche Funds,
                                                     Ltd. (Ireland); Director,
                                                     Bankers Trust Company of
                                                     New York; Chairman,
                                                     Deutsche Bank Investimentos
                                                     S.A.; President, Deutsche
                                                     Funds Management
                                                     (Australia), June 1992 to
                                                     February 2000.
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------
Brett Chappell
Date of Birth: 8/5/65        Senior      Since       Managing Director, New York          3             None
                             Vice        inception   Life Investment Management
                             President   in          LLC (including
                                         May 2001    predecessor advisory
                                                     organizations); Investment
                                                     Vice President and
                                                     Portfolio Manager, NY Life
                                                     Asset Management, a
                                                     Division of New York Life
                                                     Insurance Company from May
                                                     1995 to April 2000.
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------


                                                                                   NUMBER OF FUNDS
                                                                                       IN FUND           OTHER
                                           LENGTH             PRINCIPAL                COMPLEX        TRUSTEESHIPS
       NAME, ADDRESS         POSITION(S)  OF TIME           OCCUPATION(S)              OVERSEEN         HELD BY
     AND DATE OF BIRTH       WITH TRUST    SERVED        DURING PAST 5 YEARS          BY OFFICER        OFFICER
---------------------------- ----------- ----------- ----------------------------- ----------------   ------------
James Hoolahan
Date of Birth: 2/23/47       Executive   Since       Director, New York Life              3             None
                             Vice        inception   Investment Management LLC
                             President   in          (including predecessor
                                         May 2001    advisory organizations);
                                                     Senior Vice President,
                                                     Signature Financial Group,
                                                     Inc., 1989 to 2001.
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------

Patrick J. Farrell           Treasurer   Since       Managing Director, New York         63             None
Date of Birth: 9/27/59       and Chief   inception   Life Investment Management,
                             Financial   in          LLC (including predecessor
                             and         May 2001    advisory organizations);
                             Accounting              Corporate Vice President,
                             Officer                 New York Life Insurance
                             Company,                1996 to 1998; Vice
                                                     President, Corporate Vice
                                                     President and Assistant
                                                     Treasurer, NYLIFE
                                                     Distributors, Inc., 1996 to
                                                     1998; Treasurer and Chief
                                                     Financial and Accounting
                                                     Officer, The MainStay
                                                     Funds, Eclipse Funds Inc.,
                                                     MainStay VP Series Fund,
                                                     and Eclipse Funds and
                                                     Assistant Treasurer,
                                                     McMorgan Funds (formerly
                                                     McM Funds).
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------
Robert A. Anselmi            Secretary   Since       Senior Managing Director,           63             None
Date of Birth: 10/19/46                  inception   General Counsel and
                                         in          Secretary, New York Life
                                         May 2001    Investment Management LLC
                                                     (including predecessor
                                                     advisory organizations);
                                                     Secretary, New York Life
                                                     Investment Management
                                                     Holdings LLC; Senior Vice
                                                     President, New York Life
                                                     Insurance Company; Vice
                                                     President and Secretary,
                                                     McMorgan & Company LLC;
                                                     Secretary, NYLIFE
                                                     Distributors, Inc;
                                                     Secretary, The MainStay
                                                     Funds, MainStay VP Series
                                                     Fund, Inc., Eclipse Funds
                                                     Inc. and Eclipse Funds;
                                                     Managing Director and
                                                     Senior Counsel, Lehman
                                                     Brothers Inc., (October
                                                     1998 to December 1999);
                                                     General Counsel and
                                                     Managing Director, JP
                                                     Morgan Investment
                                                     Management Inc., (1986 to
                                                     1998).
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------
Richard W. Zuccaro           Tax Vice    Since       Vice President, New York            63             None
Date of Birth: 12/12/49      President   inception   Life Insurance Company;
                                         in          Vice President, New York
                                         May 2001    Life Insurance and Annuity
                                                     Corporation, NYLIFE
                                                     Insurance Company of
                                                     Arizona, NYLIFE LLC, NYLIFE
                                                     Securities Inc.; Tax Vice
                                                     President, New York Life
                                                     International Inc.,
                                                     MainStay VP Series Fund,
                                                     Inc.; Tax Vice President,
                                                     Eclipse Funds Inc.; Tax
                                                     Vice President, NYLIFE
                                                     Distributors, Inc.
---------------------------- ----------- ----------- ----------------------------- ---------------- -------------

* Certain officers are considered to be "interested persons" of the Trust within the meaning of the 1940 Act because of their affiliation with New York Life Insurance Company, Eclipse Funds Inc., Eclipse Funds, New York Life Investment Management LLC, The MainStay Funds, MainStay VP Series Fund, Inc., MacKay Shields, McMorgan & Company LLC, NYLIFE Securities Inc. and/or NYLIFE Distributors Inc., as described in detail in the column "Principal Occupation(s) During Past 5 Years."

     BOARD OF TRUSTEES

     The Board of Trustees oversee the Funds and the Manager. The Committees of the Board include the Audit Committee, Valuation Committee and Valuation Subcommittee.

     The purpose of the Audit Committee is to (1) oversee the accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversee the quality and objectivity of the financial statements and the independent audit thereof; and (3) act as a liaison between the independent auditors and the full Board. The members of the Audit Committee include Lawrence Glacken, Robert P. Mulhearn, and Susan B. Kerley. There were 2 Audit Committee meetings held during 2001.

     The purpose of the Valuation Committee is to oversee the implementation of the valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures and to make fair value determinations on behalf of the Board as specified in the valuation procedures. The members of the Valuation Committee, on which one or more Trustees may serve, include: Stephen C. Roussin, Robert A. Anselmi, Patrick J. Farrell, Derek D. Burke, Lawrence Glacken, Patrick Boyle and Susan Kerley. The Committee meets as often as necessary to ensure that each action taken by the Valuation Subcommittee is reviewed within a calendar quarter of such action. There were 4 Valuation Committee meetings held during 2001.

     The purpose of the Valuation Subcommittee, which will meet on an as needed basis, is to establish prices of securities for which market quotations are not readily available or the prices of which are not often readily determinable pursuant to the funds valuation procedures. Meetings may be held in person or by telephone conference call. The Subcommittee may also take action via electronic mail in lieu of a meeting pursuant to the guidelines set forth in the valuation procedures. The members of the Valuation Subcommittee, on which one or more Trustees may serve, include: Stephen C. Roussin, Robert A. Anselmi, Derek D. Burke, Patrick J. Farrell, and Jill R Whitelaw. There were 3 Valuation Subcommittee meetings held during 2001.

     For the fiscal year ended October 31, 2001, the dollar range of equity securities owned beneficially by each Trustee in the Fund and in any registered investment companies overseen by the Trustees within the same family of investment companies as the Trust is as follows:

     INTERESTED TRUSTEES*


-------------------------------- ----------------------------------- ------------------------------------------------
        NAME OF TRUSTEE          DOLLAR RANGE OF EQUITY SECURITIES   AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                                                      ALL REGISTERED INVESTMENT COMPANIES OVERSEEN
                                            IN THE FUND               BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES.
-------------------------------- ----------------------------------- ------------------------------------------------
     Stephen C. Roussin                        NONE                                 $10,001 -- $50,000
     Patrick Boyle                             NONE                                 OVER $100,000

     NON-INTERESTED TRUSTEES

------------------------------- ----------------------------------- -------------------------------------------------
                                                                     AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN
                                DOLLAR RANGE OF EQUITY SECURITIES    ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY
       NAME OF TRUSTEE                     IN THE FUND                 TRUSTEE IN FAMILY OF INVESTMENT COMPANIES.
------------------------------- ----------------------------------- -------------------------------------------------
   Lawrence Glacken                            None                                       OVER $100,000
   Robert P. Mulhearn                          None                                       OVER $100,000
   Susan B. Kerley                             None                                 $50,001 -- $100,000



     For the fiscal year ended October 31, 2001, each Trustee who is not an interested person of the Trust, and his or her immediate family members, beneficially or of record owned securities in (1) an investment adviser or principal underwriter of the Trust or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with and investment adviser or principal underwriter of the Trust as follows:

     NON-INTERESTED TRUSTEES

--------------------------- -------------------- ------------- ------------ ------------------------ ----------------
                             NAME OF OWNERS AND
                               RELATIONSHIP TO                   TITLE OF                               PERCENT OF
     NAME OF TRUSTEE              TRUSTEE          COMPANY*        CLASS      VALUE OF SECURITIES**       CLASS**
--------------------------- -------------------- ------------- ------------ ------------------------ ----------------
   Lawrence Glacken                 N/A                                              None
   Robert P. Mulhearn               N/A                                              None
   Susan B. Kerley                  N/A                                              None

     In connection with the initial approval of the Trust's existing Management Agreement, the Trustees, including those Trustees who are not "interested persons" (as the term is defined in the 1940 Act) of the Trust, requested and received from the Manager, and reviewed a wide variety of information. In approving the Management Agreement, and in evaluating the fairness of the compensation to be paid by each Fund, the Trustees took into account principally the nature, quality and extent of the services to be performed by the Manager in relation to fees to paid under the Management Agreement. Thus, the Trustees considered the personnel, technical resources, operations, financial condition and investment management capabilities, methodologies and performance of the Manager. The Trustees also considered other factors, including the performance of other funds in the market pursuing broadly similar strategies, the fees and expenses borne by those funds and the estimated costs to the Manager of providing the services. These factors were considered by the Trustees at large, and also were considered by the independent Trustees meeting separately. Based on this review, it was the judgment of the Trustees and the independent Trustees that approval of the Management Agreement was in the interest of the Funds and their shareholders. The terms of the Management Agreement are discussed in more detail in the sections entitled "Management Agreement."


COMPENSATION

     The following Compensation Table reflects the compensation received by certain Trustees and/or officers, for the fiscal year ended October 31, 2001, from the Trust and from certain other investment companies (as indicated) that have the same investment adviser as the

Trust or an investment adviser that is an affiliated person of one of the Manager. The Independent Trustees of the Trust are entitled to receive from the Trust an annual retainer of $32,000, a fee of $1,350 for each Board meeting, a fee of $1,350 for each committee meeting attended and are reimbursed for all out-of-pocket expenses related to attendance at such meetings. However, the Independent Trustees of the Trust have voluntarily agreed to waive their annual retainer and the fee for each committee meeting attended for an indefinite period. Amounts shown are estimated for the fiscal year ending October 31, 2001 had the Trustees not waived their fees. Trustees who are affiliated with New York Life Insurance Company do not receive compensation from the Trust.

     COMPENSATION TABLE FOR THE TRUST

----------------------- ------------------ ---------------------- --------------------------- -----------------------
                                                 PENSION OR                                            TOTAL
                             AGGREGATE           RETIREMENT                                        COMPENSATION
                           COMPENSATION       BENEFITS ACCRUED         ESTIMATED ANNUAL           FROM TRUST AND
   NAME OF PERSON,           FROM THE            AS PART OF             BENEFITS UPON              FUND COMPLEX
      POSITION                TRUST            FUND EXPENSES              RETIREMENT             PAID TO TRUSTEES
----------------------- ------------------ ---------------------- --------------------------- -----------------------
Lawrence Glacken             $1,350                  0                        0                      $50,900
Susan B. Kerley              $1,350                  0                        0                      $48,200
Robert P. Mulhearn           $1,350                  0                        0                      $46,850

     As of October 31, 2001, the Trustees and officers of the Trust as a group owned less than 1% of the outstanding shares of any class of beneficial interest of each of the Funds of the Trust.

CODE OF ETHICS

     The Trust and the Manager have adopted a single Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Code of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the Trust. A copy of the Code of Ethics is on public file with, and is available from the SEC.

                         THE MANAGER AND THE DISTRIBUTOR

MANAGEMENT AGREEMENT

     Pursuant to the Management Agreement (the "Management Agreement") for the Funds dated May 23, 2001, New York Life Investment Management LLC (the "Manager" or "NYLIM"), subject to the supervision of the Trustees of the Trust and in conformity with the stated policies of the Funds, manages the day-to-day operations of each Fund's investment portfolio, including the purchase, retention, disposition and loan of securities. The Manager is a wholly-owned subsidiary of New York Life Insurance Company.

     The Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, approved the Management Agreement at an in-person meeting held on May 22, 2001. On May 23, 2001, the initial shareholder of each Fund approved the Management Agreement.

     The Management Agreement will remain in effect for two years following its effective date, and will continue in effect thereafter only if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of each of the Funds (as defined in the 1940 Act and the rules thereunder) and, in either case by a majority of the Trustees who are not "interested persons" of the Trust or the Manager (as the term is defined in the 1940 Act).

     The Manager has authorized any of its members, officers and employees who have been elected or appointed as Trustees of the Trust to serve in the capacities in which they have been elected or appointed.

     The Management Agreement provides that the Manager shall not be liable to a Fund for any error or judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager's willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreement also provides that it shall terminate automatically if assigned and that it may be terminated without penalty by either party upon no more than 60 days' nor less than 30 days' written notice.

     As compensation for its services, each Fund pays the Manager a single, unitary fee that the Manager uses to pay the full cost of each Fund's non-extraordinary expenses, including, administrative, transfer agency, fund accounting, custody, and other non-extraordinary expenses associated with the management and operation of the Fund other than the fees and expenses of those Trustees who are not "Interested Persons" (as defined in the 1940 Act), (including counsel's fees). The rate of the unitary fee declines for all shareholders of a Fund as each Fund's assets increase. The rate begins at an annual rate of 0.20% on average daily net assets of each Fund up to breakpoints at $1 billion, $2 billion, $3 billion, and $4 billion such that the fee charged on assets equal to or in excess of each breakpoint is .18%, .16%, .14%, and ..12%, respectively.

     The Funds' Manager, may from time to time waive all or a portion of its Management Fee. As a result of such fee waiver, the Management Fee is estimated to be through October 31, 2002, .05% on average daily net assets of each Fund. Fee waivers may be terminated at any time at the option of each Fund.

DISTRIBUTION AGREEMENT

     NYLIFE Distributors, Inc. serves as the Trust's distributor and principal underwriter (the "Distributor") pursuant to a Distribution Agreement, dated May 23, 2001. NYLIFE Securities, Inc. sells shares of the Funds pursuant to a dealer agreement with the Distributor. The Distributor is not obligated to sell any specific amount of the Trust's shares, and receives no compensation from the Trust pursuant to the Underwriting Agreement.

     The Trust anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time. The Underwriting Agreement was approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Distributor, nor have any direct or indirect financial interest in the operation of the distribution plan or in any related agreement, at an in-person meeting held on May 22, 2001.

     The Distribution Agreement is subject to annual approval by the Board of Trustees. The Distribution Agreement is terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Trust's Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust, upon 60 days' written notice to the Distributor, by vote of a majority of the outstanding voting securities of that Fund, upon 60 days' written notice to the Distributor, or by the Distributor, upon 60 days' written notice to the Trust. The Distribution Agreement will terminate in the event of its assignment.

                           SHAREHOLDER SERVICES FEES

     The Board of Trustees of the Trust has adopted a Shareholder Services Plan with respect to the Service Class Shares, under the terms of the Shareholder Services Plan, each Fund's Service Class shares are authorized to pay to NYLIM, as compensation for services rendered by NYLIM, its affiliates or independent third-party service providers, to the shareholders of the Service Class Shares, a Shareholder Service Fee at the rate of 0.25% on an annualized basis of average daily net assets of the Service Class Shares of the Funds. Each Fund may pay to Service Agents "Service Fees."

     Under the terms of the Shareholder Services Plan, each covered Fund may pay to service agents "service fees" as that term is defined in the rules of the National Association of Securities Dealers for services provided to shareholders of the Service Class Shares of each Fund. These fees are for personal services, including assistance in establishing and maintaining shareholder accounts and assisting shareholders that have questions or other needs relating to their accounts.

     The Plan provides that it may not be amended to materially increase the costs which holders of Service Class Shares of the Funds may bear under the Plan without the approval of a majority of both (i) the Board and (ii) the Independent Trustees, cast in person at a meeting called for the purpose of voting on such amendments, and by a majority of the outstanding voting securities as defined in the 1940 Act for the Service Class Shares of each Fund.

     The Plan provides that it may not take effect until approved by vote of a majority of both (i) the Board and (ii) the Independent Trustees. The Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Board and the Independent Trustees.

     The Plan provides that the Manager shall provide to the Board, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made.


                            PURCHASES AND REDEMPTIONS

     Purchases and redemptions are discussed in the Prospectus under the heading "Shareholder Guide," and that information is incorporated herein by reference.

     Certain clients of the Trust's Manager may purchase shares of a Fund with liquid assets with a value which is readily ascertainable (and not established only by valuation procedures) and which would be eligible for purchase by the Fund (consistent with such Fund's investment policies and restrictions). These transactions will be effected only if the Fund's Manager intends to retain the security in the Fund as an investment. Assets so purchased by a Fund will be valued in generally the same manner as they would be valued for purposes of pricing the Fund's shares, if such assets were included in the Fund's assets at the time of the purchase. The Fund reserves the right to amend or terminate this practice at any time.

     The Trust determines the net asset value per share of each Fund on each day the New York Stock Exchange is open for trading.

     The Trust reserves the right to suspend or postpone redemptions during any period when: (a) trading on the New York Stock Exchange is restricted, as determined by the SEC, or that Exchange is closed for other than customary weekend and holiday closings; (b) the SEC has by order permitted such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of one or more of the Funds not reasonably practicable.

     These securities would be valued at the same value that was assigned to them in calculating the net asset value of the shares redeemed. Shareholders would probably have to pay transaction costs to sell the securities distributed, should such a distribution occur, even though it is highly unlikely that shares would ever actually be redeemed in kind.

     The Funds have entered into a committed line of credit with The Bank of New York, as agent, and various other lenders, from whom each Fund may borrow up to 5% of its net assets in order to honor redemptions. The credit facility is expected to be utilized if a Fund experiences unusually large redemption requests.

     Any Fund, may, in its own discretion, accept investment amounts that are smaller than the minimum initial or subsequent investments as set forth in the Prospectus under the heading "Shareholder Guide".

                               PORTFOLIO TURNOVER

     A Fund's portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund's portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having a maturity at the date of purchase of one year or less.

     The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund's shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income).


                                 NET ASSET VALUE

     The Trust determines the net asset value ("NAV") per share of each Fund on each day the New York Stock Exchange is open for trading. Net asset value per share is calculated for each Fund as of 5:00 p.m. eastern time on each day the New York Stock Exchange is open for unrestricted business by dividing the amortized cost (pursuant to Rule 2a-7) of the total assets of a Fund, less the liabilities of such Fund, by the total number of shares of the Fund that are issued and outstanding.

     Portfolio securities of the Funds are valued at their amortized cost, which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in a Fund may differ somewhat than that obtained in a similar investment company which uses available market quotations to value all of its portfolio securities.

     During periods of declining interest rates, the quoted yield on a Fund may tend to be higher than a computation made by the Fund with identical investments utilizing a method of valuation based upon prevailing market prices and estimates of such market prices for all of its portfolio instruments. Thus, if the use of the amortized cost method by a Fund resulted in lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investing in the Fund utilizing solely market values, and existing shareholders of the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

     The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be segregated on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of the Trust. Expenses with respect to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager.


                                 TAX INFORMATION

     While it is anticipated that many shareholders of the Funds will be tax-exempt institutions, the following discussion may be of general interest to these shareholders as well as for those shareholders of the Funds who do not have tax-exempt status. Although the discussion below refers in certain instances to distributions and other transactions as being taxable to a shareholder, tax-exempt shareholders will, of course, not be taxed to the extent provided by applicable tax exemptions. The discussion herein relating to taxes is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult tax advisers regarding investment in a Fund.

     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If a Fund so qualifies and elects, it generally will not be subject to Federal income tax on its investment company taxable income (which includes, among other items, dividends, interest, and the excess, if any, of net short-term capital gains over net long-term capital losses) and its net capital gains (net long-term capital gains in excess of net short-term capital losses) that it distributes to its shareholders.

     Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

    To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income (including gains from certain options, futures, and forward contracts) derived with respect to its business of investing in securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund's assets is represented by cash, cash items, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), or of two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses; and (c) distribute in each taxable year at least 90% of the sum of its investment company taxable income and its net tax-exempt interest income. If a Fund does not meet all of these Code requirements, it will be taxed as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as ordinary income (except to the extent a shareholder is exempt from tax).

     The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund's principal business of investing in securities (or options and futures with respect to securities) may be excluded from the income which qualifies for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

     Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund must distribute for the calendar year an amount equal to the sum of (1) at least 98% of its ordinary taxable income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending December 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November or December of that year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

     Distributions of investment company taxable income generally are characterized as ordinary income. Distributions of a Fund's net capital gains, if any, designated by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund's shares. Net capital gains from assets held for one year or less will be taxed as ordinary income. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. It is not anticipated that a

Fund's distributions will be eligible for the dividends-received deduction for corporate shareholders. Shareholders will be notified annually as to the Federal tax status of distributions.

     A Fund's distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits would be characterized as a return of capital to shareholders for Federal income tax purposes, thus reducing each shareholder's cost basis in his Fund shares. Distributions in excess of a shareholder's cost basis in his shares would be treated as a gain realized from a sale of such shares.

     Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending generally upon his basis in his shares. An exchange of shares of one Fund for shares of another is treated as a redemption of the shares of the first Fund and a purchase of the shares of the second Fund. Any gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of a Fund on the reinvestment date.


     Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time a Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain financial contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "section 988" gains and losses, may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. If section 988 losses exceed other investment company taxable income during a taxable year, a Fund generally would not be able to make ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as return of capital to shareholders for Federal income tax purposes, rather than as an ordinary dividend, reducing each shareholder's basis in his Fund shares.


     Some of the debt securities that may be acquired by a Fund may be treated as debt securities that are originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount on a taxable debt security earned in a given year generally is treated for Federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements of the Code.

     Some of the debt securities may be purchased by a Fund at a discount which exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for Federal income tax purposes. The gain realized on the disposition of any debt security having market discount will be treated as ordinary income to the extent it does not exceed the accrued market discount on such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of a Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

     If a Fund holds zero coupons bonds in its portfolio it will recognize income currently for Federal tax purposes in the amount of the unpaid, accrued interest (determined under tax rules) and generally will be required to distribute dividends representing such income to shareholders currently, even through funds representing such income have not been received by the Fund.

     Each Fund is required to report to the IRS all distributions except in the case of certain exempt shareholders. All such distribution and redemption proceeds generally are subject to withholding of Federal income tax at a rate of 30% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number, (2) the IRS notifies the Fund or shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.


     The foregoing discussion relates only to Federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from the Federal income tax treatment. A portion of the dividends paid by the Funds may be exempt from state taxation. Shareholders should consult their tax advisers with respect to particular questions of Federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).



                             PERFORMANCE INFORMATION

     The Trust may, from time to time, include the yield and effective yield of a Fund and the total return of a Fund in advertisements, sales literature, or reports to shareholders or prospective investors. Due to the deduction of the shareholder service fee, performance of the Service Class of each Fund will be lower than the performance of the Institutional Class of the Funds.

     Current yield for the Funds will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular seven-day period, less a pro rata share of Fund expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for the Funds assumes that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

             EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)(365/7)] - 1

     The current and effective seven-day average yields as of October 31, 2001 for the Institutional Class Shares of the Prime Cash Fund, Treasury Cash Fund and the U.S. Government Cash Fund were as follows:


                  Prime Cash Fund                 2.73% and 2.76%
                  Treasury Cash Fund              2.74% and 2.77%
                  U.S. Government Cash Fund       2.73% and 2.77%


     Had certain expenses not been assumed by the Manager, these yields would have been as follows:

                  Prime Cash Fund                 2.58% and 2.61%
                  Treasury Cash Fund              2.59% and 2.62%
                  U.S. Government Cash Fund       2.58% and 2.62%


     The current and effective seven-day average yields as of October 31, 2001 for the Service Class Shares of the Prime Cash Fund, Treasury Cash Fund and the U.S. Government Cash Fund were as follows:

                  Prime Cash Fund                 2.48% and 2.51%
                  Treasury Cash Fund              2.49% and 2.52%
                  U.S. Government Cash Fund       2.48% and 2.51%


     Had certain expenses not been assumed by the Manager, these yields would have been as follows:

                  Prime Cash Fund                 2.33% and 2.35%
                  Treasury Cash Fund              2.34% and 2.36%
                  U.S. Government Cash Fund       2.33% and 2.36%


     Quotations of average annual total return for a Fund will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the Fund over certain periods that will include a period of one year (or, if less, up to the life of the Fund), calculated pursuant to the following formula: P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of Fund expenses on an annual basis, reflect fee waivers or reimbursements in effect for each period and assume that all dividends and distributions are reinvested when paid.

     In addition, advertising for a Fund may indicate that investors may consider diversifying their investment portfolios in order to seek protection of the value of their assets against inflation. From time to time, advertising materials for a Fund may refer to or discuss current or past business, political, economic or financial conditions, including events as they relate to those conditions, such as any U.S. monetary or fiscal policies and the current rate of inflation. In addition, from time to time, advertising materials for a Fund may include information concerning retirement and investing for retirement and may refer to the approximate number of then-current Fund shareholders, shareholder accounts and Fund assets.

     From time to time, advertising and sales literature for a Fund may discuss the investment philosophy, personnel and assets under management of the Fund's Manager, and other pertinent facts relating to the management of the Fund by the Manager.

     From time to time any of the Funds may publish an indication of its past performance as measured by independent sources such as Lipper, Inc., Weisenberger Investment Companies Service, Donoghue's Money Fund Report, Spot Market Prices, Barron's, Business Week, Kiplinger's Personal Finance, Financial World, Forbes, Money, Morningstar, Personal Investor, Sylvia Porter's Personal Finance, and The Wall Street Journal. Further, from time to time, the Funds may publish performance information that includes ratings information from one or more nationally recognized statistical ratings organizations, or NSROs, such as Duff & Phelps Credit Ratings Co., Fitch IBCA, Inc., Moody's Investors Service, Inc., Standard & Poor's Ratings Group and Thomson Bankwatch, Inc.

     In addition, performance information for a Fund may be compared, in advertisements, sales literature, and reports to shareholders, to: (i) unmanaged indexes, such as the Donoghue Money Market Institutional Averages and the Merrill Lynch 1 to 3 Year Treasury Index, (ii) other groups of mutual funds tracked by Morningstar Inc. or Lipper Inc., widely used independent research firms which rank mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) and other measures of the performance of the economy to assess the real rate of return from an investment in the Funds. Advertisements for a Fund may also include general information about the performance of unmanaged indexes with investment parameters similar to the Funds. Unmanaged indexes may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

     From time to time, advertisements for the Funds may include general information about the services and products offered by the Funds, Eclipse Funds, Eclipse Funds, Inc., The MainStay Funds, MainStay VP Series Fund, Inc., and New York Life Insurance Company and its subsidiaries. For example, such advertisements may include statistical information about those entities including, but not limited to, the number of current shareholder accounts, the amount of assets under management, sales information, the distribution channels through which the entities' products are available, marketing efforts and statements about this information by the entities' officers, trustees and employees.


                                OTHER INFORMATION
CAPITALIZATION

     The Funds are separate portfolios of the Trust, an open-end investment management company established as a Delaware business trust on February 22, 2001. The Board of Trustees may establish additional portfolios (with different investment objectives and fundamental policies) or classes of shares, at any time in the future. Establishment and offering of additional portfolios will not alter the rights of the Trust's shareholders. When issued, shares are fully paid, non-assessable, redeemable, and freely transferable.

EFFECTIVE MATURITY

     Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage prepayments, in addition to the maturity dates of the securities in the portfolio.

SHARE OWNERSHIP OF THE FUNDS

     Each share of each Fund has one vote in the election of Trustees. Cumulative voting is not authorized for any Fund. This means that holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they so choose, and, in that event, the holders of the remaining shares will be unable to elect any Trustees. The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Shareholders of each of the Trust's portfolios will vote in the aggregate and not by Fund or Class except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular Fund or Class. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted by the provisions of such Act or applicable state law, or otherwise, to the holders of the outstanding securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund or Class affected by the matter. Rule 18f-2 further provides that a Fund or Class shall be deemed to be affected by a matter unless it is clear that the interests of each Fund or Class in the matter are identical or that the matter does not affect any interest of the Fund or Class. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund or Class only if approved by the holders of a majority of the outstanding voting securities of such Fund or Class. However, the Rule also provides that the ratification of the selection of independent accountants, the approval of principal underwriting contracts, and the election of Trustees are not subject to the separate voting requirements and may be effectively acted upon by shareholders of the investment company voting in the aggregate without regard to Fund or Class.

     The following table sets forth the information concerning beneficial and record ownership as of January 31, 2002, of each person who beneficially or of record owned more than 5% of each Fund's shares:

     Prime Cash Fund

                                                              NUMBER AND PERCENTAGE OF
SHAREHOLDER                                                   OUTSTANDING SHARES
-----------                                                   ------------------------
Metropolitan West Securities LLC                              104,190,699.890
Lending Agent for State of CA Public Employees                8.81%
Retirement System (Institutional Class)

                                                              NUMBER AND PERCENTAGE OF
SHAREHOLDER                                                   OUTSTANDING SHARES
-----------                                                   ------------------------
Bank of New York                                              530,000,000.000
Agent for Sec. Lending Clients (Institutional Class)          44.79%
New York Life Ins Company (Institutional Class)               299,934,287.400
                                                              25.35%

New York Life Insurance Company (Service Class)               65,712.600
                                                              65.36%
NYLIfe Distributors (Service Class)                           34,674.580
                                                              34.49%


     U.S. Government Cash Fund

                                                              NUMBER AND PERCENTAGE OF
SHAREHOLDER                                                   OUTSTANDING SHARES
-----------                                                   ------------------------
Express Scripts Inc. (Institutional Class)                    23,762,270.310
                                                              19.21%
New York Life Insurance Company (Institutional Class)         99,933,276.730
                                                              80.79%
New York Life Insurance Company (Service Class)               66,723.270
                                                              66.37%
NYLife Distributors (Service Class)                           33,651.250
                                                              33.48%


     Treasury Cash Fund

                                                              NUMBER AND PERCENTAGE OF
SHAREHOLDER                                                   OUTSTANDING SHARES
-----------                                                   ------------------------
New York Life Insurance Company (Institutional Class)         99,933,267.640
                                                              100%
New York Life Insurance Company (Service Class)               66,732.360
                                                              66.39%
NYLIFE Distributors (Service Class)                           33,628.000
                                                              33.46%

ELECTION TO INVEST FUND ASSETS PURSUANT TO MASTER/FEEDER FUND STRUCTURE

     In lieu of investing directly, each Fund is authorized to seek to achieve its investment objective by converting to a Master/Feeder Fund Structure pursuant to which a Fund would invest all of its investable assets in an investment company having substantially the same investment objective and policies as the Fund. The Master/Feeder Fund Structure is an arrangement that allows several investment companies with different shareholder-related features or distribution channels, but having substantially the same investment objective, policies and restrictions, to combine their investments by investing all of their assets in the same portfolio instead of managing them separately. Conversion to a Master/Feeder Fund Structure may serve to attract other collective investment vehicles with different shareholder servicing or distribution arrangements and with shareholders that would not have invested in a Fund. In this event, additional assets may allow for operating expenses to be spread over a larger asset base. In addition, a Master/Feeder Fund Structure may serve as an alternative for large, institutional investors in a Fund who may prefer to offer separate, proprietary investment vehicles and who otherwise might establish such vehicles outside of the Fund's current operational structure. Conversion to a Master/Feeder Fund Structure may also allow a Fund to stabilize its expenses and achieve certain operational efficiencies. However, no assurance can be given that the Master/Feeder Fund Structure will result in any Fund stabilizing its expenses or achieving greater operational efficiencies. A Fund's methods of operation and shareholder services would not be materially affected by its investment in another investment company ("Master Portfolio") having substantially the same investment objective and polices as the Fund, except that the assets of the Fund may be managed as part of a larger pool. If the Fund invested all of its assets in a Master Portfolio, it would hold only beneficial interests in the Master Portfolio; the Master Portfolio would directly invest in individual securities of other issuers. The Fund would otherwise continue its normal operation. The Board of Trustees would retain the right to withdraw the Fund's investment from its corresponding Master Portfolio at any time it determines that such a withdrawal would be in the best interest of shareholders; the Fund would then resume investing directly in individual securities of other issuers or invest in another Master Portfolio. There is no present intention to convert any Fund to a Master/Feeder Fund structure. The Board of Trustees has authorized this fundamental investment policy to facilitate such a conversion in the event that the Board of Trustees determines that such a conversion is in the best interest of a Fund's shareholders. If the Board of Trustees so determines, it will consider and evaluate specific proposals prior to the implementation of the conversion to a Master/Feeder Fund Structure. Further, the Funds' Prospectus and SAI would be amended to reflect the implementation of the Funds' conversion and their shareholders would be notified.

                                 FUND STRUCTURE

INDEPENDENT ACCOUNTANTS

     PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, has been selected as independent accountants of the Trust.

LEGAL COUNSEL

     Dechert, 1775 Eye Street N.W., Washington D.C. 20006, passes upon certain legal matters in connection with the shares of beneficial interest offered by the Trust, and also acts as counsel to the Trust.

TRANSFER AGENT
     NYLIM Service Company LLC ("NYLIM Service") is the Funds' Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service, whose address is NYLIM Center, 169 Lackawanna Avenue, Parsippany, New Jersey 07054, is an indirect wholly-owned subsidiary of New York Life Insurance Company. NYLIM Service provides customer service, is responsible for preparing and sending statements, confirms and checks, and keeps certain financial and accounting records. NYLIM Service is paid a per account fee and out-of-pocket expenses by each Fund. NYLIM Service has entered into an agreement with Boston Financial Data Services ("BFDS"), whose address is 2 Heritage Drive, North Quincy, MA 02171. BFDS will perform certain of the services for which NYLIM Service is responsible. In addition, a Fund or NYLIM Service may contract with other service organizations, including affiliates of NYLIM Service, broker-dealers and other financial institutions to provide shareholder services to beneficial owners of interests in omnibus accounts in a Fund maintained by such organization in return for a service fee paid by the Fund.

CUSTODIAN

     The Bank of New York (the "Custodian"), 90 Washington Street, New York, NY 10286, serves as custodian of the Funds' cash and securities. Pursuant to a Custody Agreement with the Trust, on behalf of each Fund, it is responsible for maintaining the books and records of each Fund's portfolio securities and cash. The Custodian does not assist in, and is not responsible for, investment decisions involving assets of a Fund.

REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the Securities Act of 1933 with respect to the securities offered hereby, certain portions of which have been omitted pursuant to the rules and regulations of the SEC. The registration statement, including the exhibits filed therewith, may be examined at the offices of the SEC in Washington, D.C.

     Statements contained herein and in the Prospectus as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

                                   APPENDIX A

                        DESCRIPTION OF SECURITIES RATINGS

                         MOODY'S INVESTORS SERVICE, INC.

     CORPORATE AND MUNICIPAL BOND RATINGS

     Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

     A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
     Moody's applies numerical modifiers, 1, 2, and 3, in each generic rating classified from Aa through Caa. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     Advance refunded issues that are secured by escrowed funds held in cash, held in trust, reinvested in direct noncallable United States government obligations or noncallable obligations unconditionally guaranteed by the U.S. government are identified with a hatchmark (#) symbol, i.e., #Aaa.
     Moody's assigns rating to individual debt securities issued from medium-term note (MTN) programs, in addition to indicating ratings to MTN programs themselves. Notes issued under MTN programs with such indicated ratings are rated at issuance at the rating applicable to all pari passu notes issued under the same program, at the program's relevant indicated rating, provided such notes do not exhibit any of the characteristics listed below. For notes with any of the following characteristics, the rating of the individual note may differ from the indicated rating of the program:
     1) Notes containing features which link the cash flow and/or market value to the credit performance of any third party or parties.
     2) Notes allowing for negative coupons, or negative principal.
     3) Notes containing any provision which could obligate the investor to make any additional payments.
     Market participants must determine whether any particular note is rated, and if so, at what rating level. Moody's encourages market participants to contact Moody's Ratings Desks directly if they have questions regarding ratings for specific notes issues under a medium-term program.
     Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; the modifier 3 indicates a ranking in the lower end of that generic rating category.

     MUNICIPAL SHORT TERM LOAN RATINGS

     MIG 1/VMIG 1: This designation denotes best quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This designation denotes strong credit. Margins of protection are ample, although not as large as in the preceding group.

     MIG 3/VMIG 3: This designation denotes acceptable credit. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well established.

     SG: This designation denotes speculative-grade credit. Debt instruments in this category may lack sufficient margins of protection.

     CORPORATE SHORT TERM DEBT RATINGS
     Moody's short term ratings are opinions of the ability of issuers to honor senior financial obligations and contracts. Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

     Moody's employs the following designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.
     PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-1 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.
     PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

     NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.
     In addition, in certain countries, the PRIME rating may be modified by the issuer's or guarantor's senior unsecured long-term debt ratings.

                                STANDARD & POOR'S

                  A DIVISION OF THE MCGRAW-HILL COMPANIES, INC.

                 CORPORATE AND MUNICIPAL LONG-TERM DEBT RATINGS

     INVESTMENT GRADE

     AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA: An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     SPECULATIVE GRADE

     Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

     BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

     CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

     CC: An obligation rated CC is currently highly vulnerable to nonpayment.

     C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but debt service payments are continued.

     D: Debt rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition, or the taking of similar action, if debt service payments are jeopardized.

     Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

C

The `c' subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.

P

The letter `p' indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

*

Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

R

The `r' highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an `r' symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.


     N.R.

Not rated.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

BOND INVESTMENT QUALITY STANDARDS

     Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories (`AAA', `AA', `A', `BBB', commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general.

      Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     SHORT TERM RATING DEFINITIONS

     A-1: A short term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign(+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A-3: A short term obligation rated `A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     B: A short term obligation rated `B' is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

     C: A short term obligation rated `C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

     D: A short term obligation rated `D' is in payment default. The `D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The `D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.